GOLDMAN SACHS BLOOMBERG CLEAN ENERGY EQUITY ETF

Schedule of Investments

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 99.4%
Austria – 0.1%
37	Verbund AG (Utilities)	$ 3,672

Belgium – 1.4%
131	Elia Group SA/NV (Utilities)	21,513
1,957	Umicore SA (Materials)	86,772

		108,285

Brazil – 0.2%
647	Cosan SA (Energy)	2,950
197	Energisa SA (Utilities)	1,847
5,631	Omega Energia SA (Utilities)*	12,834

		17,631

Canada – 4.8%
3,047	Algonquin Power & Utilities Corp. (Utilities)	44,325
459	Atco Ltd., Class I (Utilities)	16,649
2,401	Ballard Power Systems, Inc. (Industrials)*	17,388
1,027	Boralex, Inc., Class A (Utilities)	31,350
63	Capital Power Corp. (Utilities)	2,264
2,148	Fortis, Inc. (Utilities)	108,330
1,439	Hydro One Ltd. (Utilities)(a)	40,138
1,461	Innergex Renewable Energy, Inc. (Utilities)	19,706
2,292	Northland Power, Inc. (Utilities)	69,511
95	SNC-Lavalin Group, Inc. (Industrials)	1,903
1,080	TransAlta Renewables, Inc. (Utilities)	14,806
63	WSP Global, Inc. (Industrials)	6,954

		373,324

China – 21.0%
1,400	Beijing Easpring Material Technology Co. Ltd., Class A (Materials)	14,630
6,900	Beijing Jingyuntong Technology Co. Ltd., Class A (Information Technology)*	6,549
2,300	BYD Co. Ltd., Class A (Consumer Discretionary)	101,894
8,600	CECEP Solar Energy Co. Ltd., Class A (Utilities)	9,798
14,300	CECEP Wind-Power Corp., Class A (Utilities)	9,848

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
7,300	China Baoan Group Co. Ltd., Class A (Industrials)	$ 12,831
22,438	China Datang Corp Renewable Power Co. Ltd., Class H (Utilities)	7,808
32,209	China Longyuan Power Group Corp. Ltd., Class H (Utilities)	69,217
49,800	China National Nuclear Power Co. Ltd., Class A (Utilities)	54,129
7,967	China Suntien Green Energy Corp. Ltd., Class H (Energy)*	4,651
81,200	China Three Gorges Renewables Group Co. Ltd., Class A (Utilities)	75,494
4,700	Contemporary Amperex Technology Co. Ltd., Class A (Industrials)	287,092
373	Daqo New Energy Corp. ADR (Information Technology)*	18,240
5,400	Eve Energy Co. Ltd., Class A (Industrials)*	65,024
16,600	GCL System Integration Technology Co. Ltd., Class A (Information Technology)*	8,027
13,600	GEM Co. Ltd., Class A (Materials)	14,965
1,050	Ginlong Technologies Co. Ltd., Class A (Industrials)	26,567
4,700	Gotion High-tech Co. Ltd., Class A (Industrials)*	25,951
1,200	Guangzhou Great Power Energy & Technology Co. Ltd., Class A (Industrials)	8,230
5,400	Guangzhou Tinci Materials Technology Co. Ltd., Class A (Materials)	30,762
3,780	Hangzhou First Applied Material Co. Ltd., Class A (Information Technology)	44,900
2,100	Hengdian Group DMEGC Magnetics Co. Ltd., Class A (Information Technology)	7,181
3,100	JA Solar Technology Co. Ltd., Class A (Information Technology)	43,441
3,600	Jilin Electric Power Co. Ltd., Class A (Utilities)*	3,929
237	JinkoSolar Holding Co. Ltd. ADR (Information Technology)*	14,521
15,400	LONGi Green Energy Technology Co. Ltd., Class A (Information Technology)	182,603

GOLDMAN SACHS BLOOMBERG CLEAN ENERGY EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
1,020	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A (Industrials)	$ 12,870
5,600	Ming Yang Smart Energy Group Ltd., Class A (Industrials)	21,337
143	NXP Semiconductors NV (Information Technology)	27,136
2,600	Risen Energy Co. Ltd., Class A (Information Technology)	10,335
100	Shanghai Putailai New Energy Technology Co. Ltd., Class A (Materials)*	1,925
900	Shenzhen Capchem Technology Co. Ltd., Class A (Materials)	5,417
400	Shenzhen SC New Energy Technology Corp., Class A (Information Technology)	4,246
3,296	Shenzhen Senior Technology Material Co. Ltd., Class A (Materials)	11,838
4,200	Sungrow Power Supply Co. Ltd., Class A (Industrials)*	50,279
480	Suzhou Maxwell Technologies Co. Ltd., Class A (Industrials)	27,091
4,800	TBEA Co. Ltd., Class A (Industrials)	16,169
9,200	Tianjin Zhonghuan Semiconductor Co. Ltd., Class A (Information Technology)	60,053
5,100	Titan Wind Energy Suzhou Co. Ltd., Class A (Industrials)	10,415
12,800	Tongwei Co. Ltd., Class A (Consumer Staples)	86,599
300	Wuhan DR Laser Technology Corp. Ltd., Class A (Information Technology)	10,596
800	Wuxi Shangji Automation Co. Ltd., Class A (Industrials)	17,932
1,800	Xiamen Tungsten Co. Ltd., Class A (Materials)	5,279
9,800	Xinjiang Goldwind Science & Technology Co. Ltd., Class A (Industrials)	18,135
872	Xinyi Glass Holdings Ltd. (Industrials)	2,216
19,053	Xinyi Solar Holdings Ltd. (Information Technology)	33,951
2,700	Zhejiang Chint Electrics Co. Ltd., Class A (Industrials)	14,823

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
3,700	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A (Information Technology)	$ 30,644

		1,627,568

Czech Republic – 0.5%
730	CEZ AS (Utilities)	35,448

Denmark – 5.9%
1,813	Orsted AS (Utilities)(a)	204,718
9,969	Vestas Wind Systems A/S (Industrials)	254,157

		458,875

Finland – 1.3%
230	Fortum OYJ (Utilities)	4,238
2,107	Neste OYJ (Energy)	96,402

		100,640

France – 1.2%
6,535	Electricite de France SA (Utilities)	57,811
947	Engie SA (Utilities)	12,677
564	Neoen SA (Utilities)*(a)	23,509

		93,997

Germany – 3.3%
498	BASF SE (Materials)	27,362
1,096	Encavis AG (Utilities)	23,705
9,716	E.ON SE (Utilities)	98,712
651	Infineon Technologies AG (Information Technology)	20,182
1,100	Nordex SE (Industrials)*	12,956
339	RWE AG (Utilities)	14,889
1,986	Siemens Energy AG (Industrials)	38,157
201	VERBIO Vereinigte BioEnergie AG (Energy)	10,749
68	Wacker Chemie AG (Materials)	12,133

		258,845

Italy – 3.5%
27,209	Enel SpA (Utilities)	176,168
1,323	Eni SpA (Energy)	20,122

GOLDMAN SACHS BLOOMBERG CLEAN ENERGY EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Italy – (continued)
572	ERG SpA (Utilities)	$ 19,829
460	Hera SpA (Utilities)	1,707
6,428	Terna - Rete Elettrica Nazionale (Utilities)	54,331

		272,157

Japan – 2.1%
233	Denso Corp. (Consumer Discretionary)	14,267
511	Hitachi Ltd. (Industrials)	26,713
175	Kyocera Corp. (Information Technology)	9,886
911	Marubeni Corp. (Industrials)	9,585
272	Nidec Corp. (Industrials)	18,350
1,182	Panasonic Holdings Corp. (Consumer Discretionary)	10,879
612	Renesas Electronics Corp. (Information Technology)*	7,250
46	Rohm Co. Ltd. (Information Technology)	3,797
3,394	SUMCO Corp. (Information Technology)	55,324
218	West Holdings Corp. (Utilities)	7,863

		163,914

New Zealand – 0.2%
3,545	Contact Energy Ltd. (Utilities)	17,192
625	Meridian Energy Ltd. (Utilities)	1,912

		19,104

Norway – 0.3%
14,713	NEL ASA (Industrials)*	22,890

Portugal – 0.1%
1,490	EDP – Energias de Portugal SA (Utilities)	7,457

Singapore – 0.2%
355	STMicroelectronics NV (Information Technology)	14,158

South Africa – 0.2%
1,152	Scatec ASA (Utilities)(a)	11,642

Shares	Description	Value

Common Stocks – (continued)
South Korea – 5.1%
215	CS Wind Corp. (Industrials)	$ 9,940
244	Doosan Fuel Cell Co. Ltd. (Industrials)*	7,692
181	Ecopro Co. Ltd. (Materials)	12,070
220	L&F Co. Ltd. (Information Technology)*	46,180
182	LG Chem Ltd. (Materials)	86,057
176	OCI Co. Ltd. (Materials)	18,351
456	Samsung SDI Co. Ltd. (Information Technology)	211,930

		392,220

Spain – 3.9%
108	Acciona SA (Utilities)	20,767
18,816	Iberdrola SA (Utilities)	222,429
2,276	Siemens Gamesa Renewable Energy SA (Industrials)*	43,789
743	Solaria Energia y Medio Ambiente SA (Utilities)*	17,256

		304,241

Sweden – 0.1%
416	PowerCell Sweden AB (Industrials)*	6,338

Switzerland – 0.7%
912	ABB Ltd. (Industrials)	27,953
89	BKW AG (Utilities)	10,139
26,997	Meyer Burger Technology AG (Information Technology)*	12,640

		50,732

Taiwan – 0.6%
1,001	Delta Electronics, Inc. (Information Technology)	8,329
5,138	Sino-American Silicon Products, Inc. (Information Technology)	30,536
13,709	United Renewable Energy Co. Ltd./Taiwan (Information Technology)*	10,060

		48,925

GOLDMAN SACHS BLOOMBERG CLEAN ENERGY EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Thailand – 0.8%
23,774	Energy Absolute PCL NVDR (Utilities)	$ 62,353

United Kingdom – 4.8%
1,036	Ceres Power Holdings PLC (Industrials)*	8,748
4,041	Drax Group PLC (Utilities)	34,300
4,913	ITM Power PLC (Industrials)*(b)	18,247
13,715	National Grid PLC (Utilities)	202,408
4,856	SSE PLC (Utilities)	108,447

		372,150

United States – 37.1%
2,959	AES Corp. (The) (Utilities)	65,216
28	ALLETE, Inc. (Utilities)	1,737
135	Alliant Energy Corp. (Utilities)	8,616
304	Ameresco, Inc., Class A (Industrials)*	17,851
273	American Electric Power Co., Inc. (Utilities)	27,854
301	Archer-Daniels-Midland Co. (Consumer Staples)	27,337
1,407	Array Technologies, Inc. (Industrials)*	15,590
323	Avangrid, Inc. (Utilities)	15,372
1,379	Bloom Energy Corp., Class A (Industrials)*	24,160
1,293	Brookfield Renewable Corp., Class A (Utilities)	46,574
74	Bunge Ltd. (Consumer Staples)	8,756
369	Clearway Energy, Inc., Class C (Utilities)	12,933
191	Consolidated Edison, Inc. (Utilities)	18,959
437	Dominion Energy, Inc. (Utilities)	36,804
92	DTE Energy Co. (Utilities)	12,209
416	Duke Energy Corp. (Utilities)	46,808
3,852	Edison International (Utilities)	269,293
28	EMCOR Group, Inc. (Industrials)	2,958
320	Emerson Electric Co. (Industrials)	28,371
1,245	Enphase Energy, Inc. (Information Technology)*	231,807
523	Exelon Corp. (Utilities)	25,705
950	First Solar, Inc. (Information Technology)*	67,079
3,586	FuelCell Energy, Inc. (Industrials)*	14,703
283	Generac Holdings, Inc. (Industrials)*	69,924
1,984	General Electric Co. (Industrials)	155,327
1,972	Gevo, Inc. (Energy)*(b)	8,282

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
522	Green Plains, Inc. (Energy)*	$ 17,007
841	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT (Financials)	32,017
455	Itron, Inc. (Information Technology)*	23,483
32	MasTec, Inc. (Industrials)*	2,675
5,235	NextEra Energy, Inc. (Utilities)	396,237
230	ON Semiconductor Corp. (Information Technology)*	13,956
456	Ormat Technologies, Inc. (Utilities)	38,286
5,790	Plug Power, Inc. (Industrials)*(b)	106,999
48	Portland General Electric Co. (Utilities)	2,364
273	Public Service Enterprise Group, Inc. (Utilities)	18,711
76	Quanta Services, Inc. (Industrials)	9,044
2,006	QuantumScape Corp. (Consumer Discretionary)*	25,657
3,448	REC Silicon ASA (Information Technology)*	6,782
498	Renewable Energy Group, Inc. (Energy)*	30,532
1,215	Schneider Electric SE (Industrials)	167,955
1,435	Sempra Energy (Utilities)	235,139
515	SolarEdge Technologies, Inc. (Information Technology)*	140,487
886	Sunnova Energy International, Inc. (Utilities)*	17,720
847	SunPower Corp. (Information Technology)*	14,966
2,035	Sunrun, Inc. (Industrials)*	53,154
87	Tesla, Inc. (Consumer Discretionary)*	65,969
478	Texas Instruments, Inc. (Information Technology)	84,491
37	Timken Co. (The) (Industrials)	2,260
11	Valmont Industries, Inc. (Industrials)	2,824
1,170	Wolfspeed, Inc. (Information Technology)*	88,019
291	Xcel Energy, Inc. (Utilities)	21,924

		2,878,883

TOTAL COMMON STOCKS (Cost $7,901,674)		$7,705,449

GOLDMAN SACHS BLOOMBERG CLEAN ENERGY EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Rate	Value

Preferred Stock – 0.1%
South Korea – 0.1%
36	LG Chem Ltd. (Materials)
(Cost $9,086)		4.17%	$ 8,497

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $7,910,760)			$7,713,946

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 1.8%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
136,847	0.660%	$ 136,847
(Cost $136,847)

TOTAL INVESTMENTS – 101.3% (Cost $8,047,607)		$7,850,793

OTHER ASSETS IN EXCESS OF LIABILITIES – (1.3)%		(95,787)

NET ASSETS – 100.0%		$7,755,006

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is on loan.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
NVDR	— Non-Voting Depository Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS BLOOMBERG CLEAN ENERGY EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

Sector Allocation as of May 31, 2022

Sector	% Total of Market Value

Utilities	43.2%
Industrials	23.2
Information Technology	20.4
Materials	4.3
Consumer Discretionary	2.8
Energy	2.4
Consumer Staples	1.6
Financials	0.4
Securities Lending Reinvestment Vehicle	1.7

TOTAL INVESTMENTS	100.0%

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 99.7%
Communication Services – 4.5%
18,250	Activision Blizzard, Inc.	$ 1,421,310
623	Alphabet, Inc., Class A*	1,417,474
73,268	AT&T, Inc.	1,559,876
3,371	Charter Communications, Inc., Class A*	1,708,861
35,703	Comcast Corp., Class A	1,580,929
11,920	Electronic Arts, Inc.	1,652,708
13,322	Liberty Broadband Corp., Class C*	1,667,515
15,282	Live Nation Entertainment, Inc.*	1,452,554
18,855	Match Group, Inc.*	1,485,397
6,944	Meta Platforms, Inc., Class A*	1,344,636
7,486	Netflix, Inc.*	1,478,036
18,489	Omnicom Group, Inc.	1,379,464
49,623	Paramount Global, Class B	1,703,558
14,464	Roku, Inc.*	1,372,634
52,402	Snap, Inc., Class A*	739,392
11,934	Take-Two Interactive Software, Inc.*	1,486,141
11,363	T-Mobile US, Inc.*	1,514,574
29,619	Twitter, Inc.*	1,172,912
30,317	Verizon Communications, Inc.	1,554,959
12,808	Walt Disney Co. (The)*	1,414,516
76,253	Warner Bros Discovery, Inc.*	1,406,868
29,396	ZoomInfo Technologies, Inc.*	1,187,304

		31,701,618

Consumer Discretionary – 9.4%
7,245	Advance Auto Parts, Inc.	1,375,536
9,819	Airbnb, Inc., Class A*	1,186,823
599	Amazon.com, Inc.*	1,440,110
721	AutoZone, Inc.*	1,485,008
28,053	Bath & Body Works, Inc.	1,150,734
15,023	Best Buy Co., Inc.	1,232,787
716	Booking Holdings, Inc.*	1,606,389
7,023	Burlington Stores, Inc.*	1,181,971
23,038	Caesars Entertainment, Inc.*	1,155,816
14,929	CarMax, Inc.*	1,482,002
84,728	Carnival Corp.*	1,176,025
1,025	Chipotle Mexican Grill, Inc.*	1,437,614
11,342	Darden Restaurants, Inc.	1,417,750
6,081	Dollar General Corp.	1,339,888
8,867	Dollar Tree, Inc.*	1,421,646
4,242	Domino’s Pizza, Inc.	1,540,567
20,121	DoorDash, Inc., Class A*	1,547,506
20,329	D.R. Horton, Inc.	1,527,724

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
27,218	eBay, Inc.	$ 1,324,700
14,514	Etsy, Inc.*	1,177,376
9,877	Expedia Group, Inc.*	1,277,392
100,091	Ford Motor Co.	1,369,245
13,002	Garmin Ltd.	1,373,271
36,545	General Motors Co.*	1,413,561
10,992	Genuine Parts Co.	1,502,936
9,886	Hilton Worldwide Holdings, Inc.	1,392,542
4,738	Home Depot, Inc. (The)	1,434,429
40,495	Las Vegas Sands Corp.*	1,435,953
18,334	Lennar Corp., Class A	1,471,303
7,144	Lowe’s Cos., Inc.	1,395,223
8,190	Marriott International, Inc., Class A	1,405,240
5,836	McDonald’s Corp.	1,471,898
36,421	MGM Resorts International	1,273,642
11,938	NIKE, Inc., Class B	1,418,831
326	NVR, Inc.*	1,450,902
2,392	O’Reilly Automotive, Inc.*	1,524,111
3,624	Pool Corp.	1,444,599
14,506	Ross Stores, Inc.	1,233,300
18,920	Royal Caribbean Cruises Ltd.*	1,098,684
18,407	Starbucks Corp.	1,444,950
106,215	Stellantis NV(a)	1,603,847
6,273	Target Corp.	1,015,473
1,616	Tesla, Inc.*	1,225,348
23,354	TJX Cos., Inc. (The)	1,484,614
6,983	Tractor Supply Co.	1,308,335
3,634	Ulta Beauty, Inc.*	1,537,545
28,091	VF Corp.	1,417,472
12,479	Yum! Brands, Inc.	1,515,824

		66,148,442

Consumer Staples – 6.2%
25,818	Altria Group, Inc.	1,396,496
16,110	Archer-Daniels-Midland Co.	1,463,110
21,728	Brown-Forman Corp., Class B	1,436,655
12,424	Bunge Ltd.	1,470,008
14,936	Church & Dwight Co., Inc.	1,345,136
9,649	Clorox Co. (The)	1,402,579
22,638	Coca-Cola Co. (The)	1,434,796
18,822	Colgate-Palmolive Co.	1,483,362
40,879	Conagra Brands, Inc.	1,344,510
5,799	Constellation Brands, Inc., Class A	1,423,481

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Staples – (continued)
2,733	Costco Wholesale Corp.	$ 1,274,179
5,773	Estee Lauder Cos., Inc. (The), Class A	1,470,094
20,491	General Mills, Inc.	1,431,296
6,442	Hershey Co. (The)	1,363,836
27,815	Hormel Foods Corp.	1,353,756
10,435	J M Smucker Co. (The)	1,308,236
21,368	Kellogg Co.	1,490,204
39,020	Keurig Dr Pepper, Inc.	1,355,555
10,373	Kimberly-Clark Corp.	1,379,816
33,786	Kraft Heinz Co. (The)	1,278,124
26,316	Kroger Co. (The)	1,393,959
14,583	McCormick & Co., Inc.	1,352,136
22,113	Mondelez International, Inc., Class A	1,405,502
17,157	Monster Beverage Corp.*	1,529,032
8,450	PepsiCo, Inc.	1,417,487
14,548	Philip Morris International, Inc.	1,545,725
9,201	Procter & Gamble Co. (The)	1,360,644
17,066	Sysco Corp.	1,436,616
15,929	Tyson Foods, Inc., Class A	1,427,398
33,449	Walgreens Boots Alliance, Inc.	1,466,070
9,436	Walmart, Inc.	1,213,753

		43,453,551

Energy – 5.4%
33,986	APA Corp.	1,597,682
45,835	Baker Hughes Co.	1,649,143
10,126	Cheniere Energy, Inc.	1,384,933
8,778	Chevron Corp.	1,533,166
14,480	ConocoPhillips	1,626,973
46,380	Coterra Energy, Inc.	1,592,225
22,390	Devon Energy Corp.	1,677,011
10,462	Diamondback Energy, Inc.	1,590,433
11,939	EOG Resources, Inc.	1,635,165
34,709	EQT Corp.	1,656,313
16,089	Exxon Mobil Corp.	1,544,544
39,415	Halliburton Co.	1,596,308
13,338	Hess Corp.	1,641,508
76,578	Kinder Morgan, Inc.	1,507,821
54,690	Marathon Oil Corp.	1,718,907
15,407	Marathon Petroleum Corp.	1,568,279
24,293	Occidental Petroleum Corp.	1,683,748
22,159	ONEOK, Inc.	1,459,170
15,616	Phillips 66	1,574,249

Shares	Description	Value

Common Stocks – (continued)
Energy – (continued)
5,909	Pioneer Natural Resources Co.	$ 1,642,347
35,327	Schlumberger NV	1,623,629
19,069	Targa Resources Corp.	1,373,349
11,552	Valero Energy Corp.	1,497,139
40,073	Williams Cos., Inc. (The)	1,485,105

		37,859,147

Financials – 12.8%
24,769	Aflac, Inc.	1,500,258
11,003	Allstate Corp. (The)	1,504,000
34,502	Ally Financial, Inc.	1,519,468
8,378	American Express Co.	1,414,374
23,291	American International Group, Inc.	1,366,716
5,307	Ameriprise Financial, Inc.	1,466,165
5,130	Aon PLC, Class A	1,414,187
28,365	Apollo Global Management, Inc.	1,634,959
31,035	Arch Capital Group Ltd.*	1,472,921
8,773	Arthur J Gallagher & Co.	1,420,700
38,478	Bank of America Corp.	1,431,382
33,279	Bank of New York Mellon Corp. (The)	1,551,134
4,498	Berkshire Hathaway, Inc., Class B*	1,421,278
2,262	BlackRock, Inc.	1,513,459
13,558	Blackstone, Inc.	1,596,997
24,453	Brown & Brown, Inc.	1,451,775
11,145	Capital One Financial Corp.	1,425,000
20,660	Charles Schwab Corp. (The)	1,448,266
6,883	Chubb Ltd.	1,454,309
11,748	Cincinnati Financial Corp.	1,502,099
28,260	Citigroup, Inc.	1,509,367
35,881	Citizens Financial Group, Inc.	1,484,756
6,663	CME Group, Inc.	1,324,804
12,207	Coinbase Global, Inc., Class A*(a)	953,367
12,371	Discover Financial Services	1,403,985
3,696	FactSet Research Systems, Inc.	1,411,059
37,702	Fifth Third Bancorp	1,486,590
9,439	First Republic Bank	1,463,328
4,597	Goldman Sachs Group, Inc. (The)(b)	1,502,530
20,184	Hartford Financial Services Group, Inc. (The)	1,463,542
106,529	Huntington Bancshares, Inc.	1,478,622
12,735	Intercontinental Exchange, Inc.	1,303,937
11,643	JPMorgan Chase & Co.	1,539,554
73,193	KeyCorp	1,460,932
26,021	KKR & Co., Inc.	1,426,211

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
7,715	LPL Financial Holdings, Inc.	$ 1,513,606
8,403	M&T Bank Corp.	1,512,288
1,068	Markel Corp.*	1,462,551
9,103	Marsh & McLennan Cos., Inc.	1,456,025
21,511	MetLife, Inc.	1,449,626
4,729	Moody’s Corp.	1,426,124
16,954	Morgan Stanley	1,460,418
3,451	MSCI, Inc.	1,526,550
9,177	Nasdaq, Inc.	1,424,821
13,629	Northern Trust Corp.	1,523,041
8,465	PNC Financial Services Group, Inc. (The)	1,484,846
20,349	Principal Financial Group, Inc.	1,484,053
12,630	Progressive Corp. (The)	1,507,769
13,236	Prudential Financial, Inc.	1,406,325
14,390	Raymond James Financial, Inc.	1,417,271
67,280	Regions Financial Corp.	1,486,215
4,067	S&P Global, Inc.	1,421,335
5,738	Signature Bank	1,240,957
20,423	State Street Corp.	1,480,463
2,822	SVB Financial Group*	1,378,744
37,207	Synchrony Financial	1,378,147
11,244	T. Rowe Price Group, Inc.	1,429,000
8,344	Travelers Cos., Inc. (The)	1,493,910
28,998	Truist Financial Corp.	1,442,360
29,425	US Bancorp	1,561,585
32,229	Wells Fargo & Co.	1,475,121
6,773	Willis Towers Watson PLC	1,429,577

		89,994,759

Health Care – 13.5%
12,796	Abbott Laboratories	1,503,018
9,619	AbbVie, Inc.	1,417,552
5,095	ABIOMED, Inc.*	1,343,551
11,709	Agilent Technologies, Inc.	1,493,600
4,931	Align Technology, Inc.*	1,369,043
10,302	Alnylam Pharmaceuticals, Inc.*	1,295,992
9,295	AmerisourceBergen Corp.	1,438,773
6,205	Amgen, Inc.	1,593,072
2,916	Anthem, Inc.	1,486,023
46,121	Avantor, Inc.*	1,477,717
19,801	Baxter International, Inc.	1,505,866
5,750	Becton Dickinson and Co.	1,470,850
7,042	Biogen, Inc.*	1,408,400

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
17,444	BioMarin Pharmaceutical, Inc.*	$ 1,310,568
3,757	Bio-Techne Corp.	1,389,076
34,489	Boston Scientific Corp.*	1,414,394
19,113	Bristol-Myers Squibb Co.	1,442,076
24,162	Cardinal Health, Inc.	1,360,804
14,439	Catalent, Inc.*	1,488,083
17,974	Centene Corp.*	1,463,803
15,320	Cerner Corp.	1,453,102
5,935	Charles River Laboratories International, Inc.*	1,389,265
5,789	Cigna Corp.	1,553,131
4,114	Cooper Cos., Inc. (The)	1,442,944
14,761	CVS Health Corp.	1,428,127
5,798	Danaher Corp.	1,529,628
3,787	Dexcom, Inc.*	1,128,299
13,817	Edwards Lifesciences Corp.*	1,393,444
4,985	Eli Lilly & Co.	1,562,498
23,711	Gilead Sciences, Inc.	1,537,658
6,514	HCA Healthcare, Inc.	1,370,546
19,295	Hologic, Inc.*	1,452,335
15,860	Horizon Therapeutics PLC*	1,422,483
3,335	Humana, Inc.	1,514,857
3,568	IDEXX Laboratories, Inc.*	1,397,300
4,870	Illumina, Inc.*	1,166,268
6,202	Insulet Corp.*	1,324,003
6,108	Intuitive Surgical, Inc.*	1,390,425
6,753	IQVIA Holdings, Inc.*	1,453,583
8,092	Johnson & Johnson	1,452,757
5,802	Laboratory Corp. of America Holdings	1,431,469
4,598	McKesson Corp.	1,511,317
13,923	Medtronic PLC	1,394,388
16,544	Merck & Co., Inc.	1,522,544
1,079	Mettler-Toledo International, Inc.*	1,387,723
9,980	Moderna, Inc.*	1,450,393
4,744	Molina Healthcare, Inc.*	1,376,804
9,674	PerkinElmer, Inc.	1,447,908
29,497	Pfizer, Inc.	1,564,521
10,632	Quest Diagnostics, Inc.	1,499,325
2,243	Regeneron Pharmaceuticals, Inc.*	1,491,012
7,206	ResMed, Inc.	1,466,133
33,597	Royalty Pharma PLC, Class A	1,382,181
11,185	Seagen, Inc.*	1,517,581
6,349	STERIS PLC	1,448,842
6,048	Stryker Corp.	1,418,256

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
5,126	Teleflex, Inc.	$ 1,474,955
2,627	Thermo Fisher Scientific, Inc.	1,491,006
2,915	UnitedHealth Group, Inc.	1,448,114
8,073	Veeva Systems, Inc., Class A*	1,374,509
5,379	Vertex Pharmaceuticals, Inc.*	1,445,068
142,866	Viatris, Inc.	1,752,966
4,329	Waters Corp.*	1,419,696
4,733	West Pharmaceutical Services, Inc.	1,469,028
11,869	Zimmer Biomet Holdings, Inc.	1,426,772
8,336	Zoetis, Inc.	1,424,872

		95,072,297

Industrials – 12.3%
9,597	3M Co.	1,432,736
11,629	AMETEK, Inc.	1,412,575
9,495	Boeing Co. (The)*	1,247,643
38,315	Carrier Global Corp.	1,506,163
6,706	Caterpillar, Inc.	1,447,490
3,707	Cintas Corp.	1,476,609
12,742	Copart, Inc.*	1,459,341
23,060	CoStar Group, Inc.*	1,405,276
41,492	CSX Corp.	1,319,031
7,065	Cummins, Inc.	1,477,433
3,706	Deere & Co.	1,325,933
33,707	Delta Air Lines, Inc.*	1,405,245
10,631	Dover Corp.	1,423,597
9,862	Eaton Corp. PLC	1,366,873
16,103	Emerson Electric Co.	1,427,692
7,043	Equifax, Inc.	1,426,771
13,331	Expeditors International of Washington, Inc.	1,450,946
26,113	Fastenal Co.	1,398,612
7,166	FedEx Corp.	1,609,340
23,641	Fortive Corp.	1,460,305
5,702	Generac Holdings, Inc.*	1,408,850
6,082	General Dynamics Corp.	1,367,903
18,481	General Electric Co.	1,446,877
7,210	Honeywell International, Inc.	1,396,000
7,525	IDEX Corp.	1,441,414
6,925	Illinois Tool Works, Inc.	1,440,885
31,746	Ingersoll Rand, Inc.	1,496,824
10,376	Jacobs Engineering Group, Inc.	1,453,574
8,235	J.B. Hunt Transport Services, Inc.	1,421,196
26,610	Johnson Controls International PLC	1,450,511

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
6,013	L3Harris Technologies, Inc.	$ 1,448,532
13,635	Leidos Holdings, Inc.	1,424,857
3,272	Lockheed Martin Corp.	1,440,040
26,696	Masco Corp.	1,513,396
5,557	Norfolk Southern Corp.	1,331,791
3,161	Northrop Grumman Corp.	1,479,253
5,033	Old Dominion Freight Line, Inc.	1,299,722
19,525	Otis Worldwide Corp.	1,452,660
16,758	PACCAR, Inc.	1,455,265
5,206	Parker-Hannifin Corp.	1,416,917
67,124	Plug Power, Inc.*	1,240,451
12,204	Quanta Services, Inc.	1,452,276
15,065	Raytheon Technologies Corp.	1,432,983
10,974	Republic Services, Inc.	1,468,760
6,633	Rockwell Automation, Inc.	1,414,156
30,493	Southwest Airlines Co.*	1,398,409
11,437	Stanley Black & Decker, Inc.	1,357,458
20,589	Textron, Inc.	1,344,256
10,656	Trane Technologies PLC	1,471,167
2,392	TransDigm Group, Inc.*	1,448,045
17,029	TransUnion	1,478,287
53,692	Uber Technologies, Inc.*	1,245,654
6,187	Union Pacific Corp.	1,359,779
28,340	United Airlines Holdings, Inc.*	1,349,834
8,060	United Parcel Service, Inc., Class B	1,468,935
4,679	United Rentals, Inc.*	1,395,184
7,693	Verisk Analytics, Inc.	1,345,660
9,008	Waste Management, Inc.	1,427,858
15,637	Westinghouse Air Brake Technologies Corp.	1,477,071
2,937	W.W. Grainger, Inc.	1,430,525
16,585	Xylem, Inc.	1,397,286

		86,470,112

Information Technology – 18.4%
4,770	Accenture PLC, Class A	1,423,654
3,632	Adobe, Inc.*	1,512,655
15,573	Advanced Micro Devices, Inc.*	1,586,266
14,247	Akamai Technologies, Inc.*	1,439,517
20,117	Amphenol Corp., Class A	1,425,491
9,282	Analog Devices, Inc.	1,563,089
5,276	ANSYS, Inc.*	1,373,659
9,036	Apple, Inc.	1,344,918
12,816	Applied Materials, Inc.	1,503,189

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
12,751	Arista Networks, Inc.*	$ 1,304,172
7,483	Autodesk, Inc.*	1,554,593
6,501	Automatic Data Processing, Inc.	1,449,333
9,371	Bill.com Holdings, Inc.*	1,108,027
15,279	Block, Inc.*	1,337,065
2,495	Broadcom, Inc.	1,447,424
9,987	Broadridge Financial Solutions, Inc.	1,460,299
9,626	Cadence Design Systems, Inc.*	1,479,805
8,298	CDW Corp.	1,409,498
28,958	Cisco Systems, Inc.	1,304,558
17,599	Cloudflare, Inc., Class A*	985,544
21,970	Cognex Corp.	1,063,787
17,848	Cognizant Technology Solutions Corp., Class A	1,333,246
39,906	Corning, Inc.	1,429,433
7,877	Crowdstrike Holdings, Inc., Class A*	1,260,241
13,475	Datadog, Inc., Class A*	1,285,380
30,042	Dell Technologies, Inc., Class C	1,500,298
18,071	DocuSign, Inc.*	1,516,338
8,078	Enphase Energy, Inc.*	1,504,043
12,634	Entegris, Inc.	1,401,869
5,027	EPAM Systems, Inc.*	1,701,740
14,433	Fidelity National Information Services, Inc.	1,508,249
14,552	Fiserv, Inc.*	1,457,819
5,868	FleetCor Technologies, Inc.*	1,460,017
5,373	Fortinet, Inc.*	1,580,414
5,386	Gartner, Inc.*	1,413,286
11,355	Global Payments, Inc.	1,487,959
92,448	Hewlett Packard Enterprise Co.	1,442,189
38,051	HP, Inc.	1,477,901
4,181	HubSpot, Inc.*	1,411,882
32,309	Intel Corp.	1,435,166
10,800	International Business Machines Corp.	1,499,472
3,431	Intuit, Inc.	1,422,012
10,163	Keysight Technologies, Inc.*	1,479,733
4,395	KLA Corp.	1,603,516
3,010	Lam Research Corp.	1,565,290
24,795	Marvell Technology, Inc.	1,466,624
4,069	Mastercard, Inc., Class A	1,456,173
21,635	Microchip Technology, Inc.	1,571,783
20,418	Micron Technology, Inc.	1,507,665
5,197	Microsoft Corp.	1,412,908
4,402	MongoDB, Inc.*	1,043,934

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
3,257	Monolithic Power Systems, Inc.	$ 1,466,920
6,753	Motorola Solutions, Inc.	1,483,904
19,462	NetApp, Inc.	1,400,291
58,487	NortonLifeLock, Inc.	1,423,574
7,634	NVIDIA Corp.	1,425,421
13,038	Okta, Inc.*	1,082,806
26,111	ON Semiconductor Corp.*	1,584,416
19,767	Oracle Corp.	1,421,643
141,602	Palantir Technologies, Inc., Class A*	1,229,105
2,758	Palo Alto Networks, Inc.*	1,386,667
11,170	Paychex, Inc.	1,383,181
4,756	Paycom Software, Inc.*	1,352,321
16,433	PayPal Holdings, Inc.*	1,400,256
12,649	Qorvo, Inc.*	1,413,526
10,208	QUALCOMM, Inc.	1,461,990
3,163	Roper Technologies, Inc.	1,399,438
8,213	Salesforce, Inc.*	1,316,051
17,344	Seagate Technology Holdings PLC	1,468,516
3,090	ServiceNow, Inc.*	1,444,482
13,759	Skyworks Solutions, Inc.	1,497,942
8,476	Snowflake, Inc., Class A*	1,081,961
12,564	Splunk, Inc.*	1,288,564
22,350	SS&C Technologies Holdings, Inc.	1,430,177
5,071	Synopsys, Inc.*	1,618,663
3,465	Teledyne Technologies, Inc.*	1,403,845
13,390	Teradyne, Inc.	1,462,991
8,579	Texas Instruments, Inc.	1,516,424
25,479	Trade Desk, Inc. (The), Class A*	1,326,182
21,534	Trimble, Inc.*	1,465,389
13,392	Twilio, Inc., Class A*	1,408,437
3,814	Tyler Technologies, Inc.*	1,357,097
22,895	Unity Software, Inc.*	915,113
8,024	VeriSign, Inc.*	1,400,589
7,009	Visa, Inc., Class A	1,487,100
13,373	VMware, Inc., Class A	1,713,081
23,464	Western Digital Corp.*	1,424,030
7,383	Workday, Inc., Class A*	1,153,963
4,047	Zebra Technologies Corp., Class A*	1,368,655
12,090	Zendesk, Inc.*	1,105,631
14,348	Zoom Video Communications, Inc., Class A*	1,541,693
7,412	Zscaler, Inc.*	1,134,703

		129,359,861

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Materials – 5.5%
5,985	Air Products and Chemicals, Inc.	$ 1,473,268
7,014	Albemarle Corp.	1,826,586
22,367	Alcoa Corp.	1,380,491
7,944	Avery Dennison Corp.	1,370,817
17,778	Ball Corp.	1,260,282
9,501	Celanese Corp.	1,487,097
14,477	CF Industries Holdings, Inc.	1,429,893
24,975	Corteva, Inc.	1,563,934
12,947	Crown Holdings, Inc.	1,352,185
20,929	Dow, Inc.	1,422,753
21,793	DuPont de Nemours, Inc.	1,478,655
13,771	Eastman Chemical Co.	1,517,013
8,590	Ecolab, Inc.	1,407,987
11,787	FMC Corp.	1,444,850
36,582	Freeport-McMoRan, Inc.	1,429,625
11,745	International Flavors & Fragrances, Inc.	1,552,337
30,464	International Paper Co.	1,475,981
12,756	LyondellBasell Industries NV, Class A	1,457,373
3,935	Martin Marietta Materials, Inc.	1,335,460
22,077	Mosaic Co. (The)	1,383,124
19,981	Newmont Corp.	1,355,711
9,660	Nucor Corp.	1,279,564
8,851	Packaging Corp. of America	1,392,085
10,875	PPG Industries, Inc.	1,375,579
5,276	Sherwin-Williams Co. (The)	1,414,179
17,103	Steel Dynamics, Inc.	1,460,254
8,011	Vulcan Materials Co.	1,320,774

		38,647,857

Real Estate – 6.0%
8,019	Alexandria Real Estate Equities, Inc. REIT	1,330,753
6,001	American Tower Corp. REIT	1,537,036
6,563	AvalonBay Communities, Inc. REIT	1,364,841
12,028	Boston Properties, Inc. REIT	1,337,273
9,545	Camden Property Trust REIT	1,369,612
17,433	CBRE Group, Inc., Class A*	1,444,150
7,889	Crown Castle International Corp. REIT	1,496,149
10,166	Digital Realty Trust, Inc. REIT	1,419,072
27,719	Duke Realty Corp. REIT	1,464,395
2,018	Equinix, Inc. REIT	1,386,548
18,201	Equity Residential REIT	1,398,383
4,516	Essex Property Trust, Inc. REIT	1,281,867
7,509	Extra Space Storage, Inc. REIT	1,338,104

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
45,230	Healthpeak Properties, Inc. REIT	$ 1,342,879
37,941	Invitation Homes, Inc. REIT	1,431,134
27,404	Iron Mountain, Inc. REIT	1,477,076
57,992	Kimco Realty Corp. REIT	1,371,511
7,685	Mid-America Apartment Communities, Inc. REIT	1,390,985
9,717	Prologis, Inc. REIT	1,238,723
4,110	Public Storage REIT	1,358,930
21,325	Realty Income Corp. REIT	1,454,791
4,188	SBA Communications Corp. REIT	1,409,723
11,968	Simon Property Group, Inc. REIT	1,372,131
8,625	Sun Communities, Inc. REIT	1,415,621
28,110	UDR, Inc. REIT	1,343,658
25,315	Ventas, Inc. REIT	1,436,373
48,341	VICI Properties, Inc. REIT	1,491,320
16,229	Welltower, Inc. REIT	1,445,842
35,189	Weyerhaeuser Co. REIT	1,390,669
18,437	W.P. Carey, Inc. REIT	1,551,289

		42,090,838

Utilities – 5.7%
67,155	AES Corp. (The)	1,480,096
24,746	Alliant Energy Corp.	1,579,290
15,496	Ameren Corp.	1,475,064
14,410	American Electric Power Co., Inc.	1,470,252
9,582	American Water Works Co., Inc.	1,449,277
12,634	Atmos Energy Corp.	1,469,461
46,425	CenterPoint Energy, Inc.	1,487,921
21,130	CMS Energy Corp.	1,501,075
15,492	Consolidated Edison, Inc.	1,537,736
23,490	Constellation Energy Corp.	1,458,259
17,596	Dominion Energy, Inc.	1,481,935
11,072	DTE Energy Co.	1,469,365
13,177	Duke Energy Corp.	1,482,676
20,904	Edison International	1,461,399
12,131	Entergy Corp.	1,459,602
21,232	Evergy, Inc.	1,484,966
16,408	Eversource Energy	1,514,787
30,477	Exelon Corp.	1,497,945
33,156	FirstEnergy Corp.	1,424,382
20,238	NextEra Energy, Inc.	1,531,814
112,256	PG&E Corp.*	1,369,523
50,458	PPL Corp.	1,522,822

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Utilities – (continued)
20,926	Public Service Enterprise Group, Inc.	$ 1,434,268
8,859	Sempra Energy	1,451,636
19,407	Southern Co. (The)	1,468,334
14,393	WEC Energy Group, Inc.	1,512,273
19,819	Xcel Energy, Inc.	1,493,163

		39,969,321

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $684,066,764)		$700,767,803

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.2%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,739,557	0.660%	$ 1,739,557
(Cost $1,739,557)

TOTAL INVESTMENTS – 99.9% (Cost $685,806,321)		$702,507,360

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		434,482

NET ASSETS – 100.0%		$702,941,842

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS HEDGE INDUSTRY VIP ETF

Schedule of Investments

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 100.2%
Communication Services – 18.1%
36,553	Activision Blizzard, Inc.	$ 2,846,748
1,246	Alphabet, Inc., Class A*	2,834,949
140,589	AT&T, Inc.	2,993,140
6,153	Charter Communications, Inc., Class A*	3,119,140
125,161	Frontier Communications Parent, Inc.*	3,245,425
24,552	Liberty Broadband Corp., Class C*	3,073,174
14,252	Meta Platforms, Inc., Class A*	2,759,757
22,529	T-Mobile US, Inc.*	3,002,890
27,107	Walt Disney Co. (The)*	2,993,697

		26,868,920

Consumer Discretionary – 10.3%
32,969	Alibaba Group Holding Ltd. ADR (China)*	3,166,673
1,286	Amazon.com, Inc.*	3,091,788
1,394	Booking Holdings, Inc.*	3,127,523
23,021	Expedia Group, Inc.*	2,977,306
3,936	Tesla, Inc.*	2,984,511

		15,347,801

Energy – 10.2%
20,846	Cheniere Energy, Inc.	2,851,107
32,024	Chesapeake Energy Corp.	3,118,497
71,709	EQT Corp.	3,421,954
42,102	Occidental Petroleum Corp.	2,918,090
47,654	Valaris Ltd.*	2,833,030

		15,142,678

Financials – 6.1%
53,283	Apollo Global Management, Inc.	3,071,232
9,219	Berkshire Hathaway, Inc., Class B*	2,913,020
67,547	Wells Fargo & Co.	3,091,626

		9,075,878

Health Care – 9.8%
5,776	Anthem, Inc.	2,943,507
124,071	Change Healthcare, Inc.*	2,988,871
31,394	Horizon Therapeutics PLC*	2,815,728
6,466	Humana, Inc.	2,937,051
5,828	UnitedHealth Group, Inc.	2,895,234

		14,580,391

Shares	Description	Value

Common Stocks – (continued)
Industrials – 9.9%
42,734	Builders FirstSource, Inc.*	$ 2,781,556
152,062	Hertz Global Holdings, Inc.*	3,051,884
5,219	TransDigm Group, Inc.*	3,159,426
120,862	Uber Technologies, Inc.*	2,803,998
82,427	WillScot Mobile Mini Holdings Corp.*	2,945,117

		14,741,981

Information Technology – 33.8%
44,204	Anaplan, Inc.*	2,899,782
19,590	Apple, Inc.	2,915,776
19,477	Crowdstrike Holdings, Inc., Class A*	3,116,125
29,622	Fiserv, Inc.*	2,967,532
30,251	Five9, Inc.*	2,925,574
23,775	Global Payments, Inc.	3,115,476
39,821	GoDaddy, Inc., Class A*	2,988,566
51,624	Marvell Technology, Inc.	3,053,560
8,647	Mastercard, Inc., Class A	3,094,502
40,459	Micron Technology, Inc.	2,987,493
10,903	Microsoft Corp.	2,964,199
6,090	Palo Alto Networks, Inc.*	3,061,930
17,372	Salesforce, Inc.*	2,783,689
6,585	ServiceNow, Inc.*	3,078,290
14,413	Visa, Inc., Class A	3,058,006
16,194	Workday, Inc., Class A*	2,531,122
28,904	Zendesk, Inc.*	2,643,271

		50,184,893

Real Estate – 2.0%
72,218	Zillow Group, Inc., Class C*	2,881,498

TOTAL INVESTMENTS – 100.2% (Cost $150,761,100)		$148,824,040

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%		(310,479)

NET ASSETS – 100.0%		$148,513,561

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company

GOLDMAN SACHS INNOVATE EQUITY ETF

Schedule of Investments

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 99.9%
Communication Services – 12.5%
14,468	Activision Blizzard, Inc.	$ 1,126,768
3,199	AfreecaTV Co. Ltd. (South Korea)	277,443
3,015	Alphabet, Inc., Class A*	6,859,849
44,525	AMC Entertainment Holdings, Inc., Class A*(a)	638,488
17,737	Baidu, Inc. ADR (China)*	2,489,388
16,022	Bilibili, Inc. ADR (China)*(a)	358,092
16,755	Bumble, Inc., Class A*	477,517
28,164	Comcast Corp., Class A	1,247,102
6,848	CTS Eventim AG & Co. KGaA (Germany)*	438,321
8,624	Electronic Arts, Inc.	1,195,718
44,036	Gree, Inc. (Japan)	299,176
51,123	Hello Group, Inc. ADR (China)	310,828
8,998	IDT Corp., Class B*	247,985
82,997	iQIYI, Inc. ADR (China)*	340,288
9,672	JOYY, Inc. ADR (China)	409,996
117,237	Kuaishou Technology (China)*(b)	1,135,677
8,353	Liberty Media Corp.-Liberty Braves, Class C*	205,066
9,963	Liberty Media Corp.-Liberty Formula One, Class A*	568,090
7,845	Live Nation Entertainment, Inc.*	745,667
4,600	Madison Square Garden Entertainment Corp.*	311,834
1,842	Madison Square Garden Sports Corp.*	301,830
34,251	Meta Platforms, Inc., Class A*	6,632,364
14,581	NetEase, Inc. ADR (China)	1,512,487
6,789	Netflix, Inc.*	1,340,420
33,947	Playtika Holding Corp.*	502,755
73,559	Rightmove PLC (United Kingdom)	556,981
29,028	ROBLOX Corp., Class A*	869,098
7,056	Scout24 SE (Germany)(b)	435,837
24,908	Sea Ltd. ADR (Singapore)*	2,058,895
30,091	Snap, Inc., Class A*	424,584
16,011	Sohu.com Ltd. ADR (China)*	231,359
6,084	Spotify Technology SA*	686,093
8,079	Take-Two Interactive Software, Inc.*	1,006,078
27,803	TELUS Corp. (Canada)	695,707
49,077	Tencent Holdings Ltd. (China)	2,266,954
61,042	Tencent Music Entertainment Group ADR (China)*	255,156
11,805	TripAdvisor, Inc.*	293,236

Shares	Description	Value

Common Stocks – (continued)
Communication Services – (continued)
14,994	Twitter, Inc.*	$ 593,762
7,991	Ubisoft Entertainment SA (France)*	417,318
56,763	VK Co. Ltd. GDR (Russia)*(c)	0
16,736	Walt Disney Co. (The)*	1,848,324
9,323	Warner Music Group Corp., Class A	276,800
21,324	Weibo Corp. ADR (China)*	469,128
6,944	World Wrestling Entertainment, Inc., Class A	463,651
3,709	Ziff Davis, Inc.*	283,145

		44,105,255

Consumer Discretionary – 14.9%
23,316	2U, Inc.*	217,305
3,347	adidas AG (Germany)	661,377
6,052	Airbnb, Inc., Class A*	731,505
43,810	Alibaba Group Holding Ltd. ADR (China)*	4,207,951
1,110,059	Alibaba Health Information Technology Ltd. (China)*	565,956
3,041	Amazon.com, Inc.*	7,311,142
62,554	ANTA Sports Products Ltd. (China)	713,600
10,547	Aptiv PLC*	1,120,513
126,168	Arrival SA (Luxembourg)*(a)	224,579
11,603	Bandai Namco Holdings, Inc. (Japan)	868,117
347	Booking Holdings, Inc.*	778,515
11,557	BorgWarner, Inc.	465,978
67,447	Canoo, Inc.*(a)	225,948
18,152	Chegg, Inc.*	353,238
12,481	Chewy, Inc., Class A*(a)	309,529
4,346	Columbia Sportswear Co.	338,032
9,876	Continental AG (Germany)	754,119
18,930	Coursera, Inc.*	320,106
6,000	Dick’s Sporting Goods, Inc.(a)	487,380
12,969	eBay, Inc.	631,201
5,801	Etsy, Inc.*	470,577
22,118	Everi Holdings, Inc.*	395,912
3,540	Expedia Group, Inc.*	457,828
28,635	Farfetch Ltd., Class A (United Kingdom)*	256,856
99,052	Ford Motor Co.	1,355,031
5,236	GameStop Corp., Class A*(a)	653,139
35,106	General Motors Co.*	1,357,900
615	Graham Holdings Co., Class B	377,007
7,300	Hyundai Motor Co. (South Korea)	1,118,130

GOLDMAN SACHS INNOVATE EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
6,620	iRobot Corp.*	$ 315,046
271,697	JD Sports Fashion PLC (United Kingdom)	419,978
15,187	JD.com, Inc. ADR (China)	852,294
24,879	Jumia Technologies AG ADR (Germany)*	180,870
18,056	Just Eat Takeaway.com NV (United Kingdom)*(b)	402,131
15,264	Las Vegas Sands Corp.*	541,261
77,173	Li Ning Co. Ltd. (China)	601,996
55,844	Lucid Group, Inc.*(a)	1,126,932
2,572	Lululemon Athletica, Inc.*	752,799
27,156	Luminar Technologies, Inc.*(a)	280,793
24,045	Macy’s, Inc.	568,664
982	MercadoLibre, Inc. (Brazil)*	771,734
17,840	MGM Resorts International	623,865
21,521	New Oriental Education & Technology Group, Inc. ADR (China)*	281,064
497,843	Nexteer Automotive Group Ltd. (China)	322,354
11,750	NIKE, Inc., Class B	1,396,488
64,822	NIO, Inc. ADR (China)*	1,127,255
6,373	Overstock.com, Inc.*	197,499
28,318	Peloton Interactive, Inc., Class A*	395,319
16,966	Pinduoduo, Inc. ADR (China)*	854,238
5,606	Planet Fitness, Inc., Class A*	394,494
28,568	Playtech PLC (United Kingdom)*	201,624
92,802	Qurate Retail, Inc.Series A	335,015
92,382	Rakuten Group, Inc. (Japan)	519,916
33,130	Rivian Automotive, Inc., Class A*	1,040,282
37,537	Sharp Corp. (Japan)	306,085
9,005	Shoe Carnival, Inc.	245,476
8,028	Skechers USA, Inc., Class A*	316,303
15,412	Sony Group Corp. (Japan)	1,451,408
7,139	Stride, Inc.*	279,206
71,405	TAL Education Group ADR (China)*	292,761
4,279	Tesla, Inc.*	3,244,595
116,500	Toyota Motor Corp. (Japan)	1,922,121
106,820	TUI AG (Germany)*	257,942
38,138	XPeng, Inc. ADR (China)*	896,243
23,862	Yamaha Motor Co. Ltd. (Japan)	484,678
11,374	Zalando SE (Germany)*(b)	461,180

		52,390,380

Shares	Description	Value

Common Stocks – (continued)
Consumer Staples – 0.5%
9,146	Beyond Meat, Inc.*(a)	$ 241,912
12,221	Walmart, Inc.	1,571,987

		1,813,899

Energy – 0.9%
728,015	China Suntien Green Energy Corp. Ltd., Class H (China)*	424,993
7,616	HD Hyundai Co. Ltd. (South Korea)	384,740
23,909	NOV, Inc.	478,180
33,175	Oceaneering International, Inc.*	421,986
25,057	TotalEnergies SE (France)	1,492,165

		3,202,064

Financials – 8.9%
48,787	3i Group PLC (United Kingdom)	780,569
3,228	Ameriprise Financial, Inc.	891,800
8,205	Amundi SA (France)(a)(b)	475,957
3,919	Antin Infrastructure Partners SA (France)	126,619
21,062	Apollo Global Management, Inc.	1,214,014
4,662	B. Riley Financial, Inc.	253,380
2,673	BlackRock, Inc.	1,788,451
13,440	Blackstone, Inc.	1,583,098
16,619	Carlyle Group, Inc. (The)	640,330
18,870	Charles Schwab Corp. (The)	1,322,787
34,391	CI Financial Corp. (Canada)	435,308
4,086	CME Group, Inc.	812,419
9,936	Coinbase Global, Inc., Class A*(a)	776,002
7,619	Discover Financial Services	864,680
9,002	DWS Group GmbH & Co. KGaA (Germany)(b)	321,897
5,690	Eurazeo SE (France)	438,260
4,033	Evercore, Inc., Class A	460,569
18,697	flatexDEGIRO AG (Germany)*	279,808
19,837	Franklin Resources, Inc.	537,186
18,313	Galaxy Digital Holdings Ltd.*(a)	117,709
5,066	Goldman Sachs Group, Inc. (The)(d)	1,655,822
12,960	Green Dot Corp., Class A*	373,766
36,506	Hargreaves Lansdown PLC (United Kingdom)	394,293
12,333	Interactive Brokers Group, Inc., Class A	758,973
11,125	Intercontinental Exchange, Inc.	1,139,089
21,975	KKR & Co., Inc.	1,204,450

GOLDMAN SACHS INNOVATE EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
11,406	Lazard Ltd., Class A	$ 402,176
9,920	London Stock Exchange Group PLC (United Kingdom)	925,412
46,821	Monex Group, Inc. (Japan)	182,342
2,681	Morningstar, Inc.	689,097
2,714	MSCI, Inc.	1,200,538
4,143	Nasdaq, Inc.	643,242
15,356	Noah Holdings Ltd. ADR (China)*	281,936
46,431	Owl Rock Capital Corp.	629,604
19,047	Plus500 Ltd. (Israel)	374,477
75,458	Robinhood Markets, Inc., Class A*(a)	759,107
4,612	S&P Global, Inc.	1,611,802
85,543	SoFi Technologies, Inc.*(a)	639,862
4,127	Sprott, Inc. (Canada)	151,428
6,660	Stifel Financial Corp.	427,372
88,365	TP ICAP Group PLC (United Kingdom)	144,665
9,248	Tradeweb Markets, Inc., Class A	625,257
10,012	Upstart Holdings, Inc.*(a)	504,605
18,034	WealthNavi, Inc. (Japan)*(a)	261,444
64,700	WisdomTree Investments, Inc.	384,965
20,841	XP, Inc., Class A (Brazil)*	471,215
252,498	Zip Co. Ltd. (Australia)*(a)	165,733

		31,123,515

Health Care – 20.7%
8,270	10X Genomics, Inc., Class A*	423,341
540,152	3SBio, Inc. (China)*(b)	401,385
19,885	Abbott Laboratories	2,335,692
15,117	AbbVie, Inc.	2,227,792
2,426	ABIOMED, Inc.*	639,736
30,053	AdaptHealth Corp.*	540,653
38,515	Adaptive Biotechnologies Corp.*	301,187
8,167	Agilent Technologies, Inc.	1,041,783
14,154	Allscripts Healthcare Solutions, Inc.*	241,892
6,543	Amgen, Inc.	1,679,850
13,907	AstraZeneca PLC (United Kingdom)	1,832,274
11,653	Baxter International, Inc.	886,211
3,933	Biogen, Inc.*	786,600
8,611	BioNTech SE ADR (Germany)*	1,406,693
2,436	Bio-Techne Corp.	900,662
19,763	Boston Scientific Corp.*	810,481

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
24,067	Bristol-Myers Squibb Co.	$ 1,815,855
14,276	Castle Biosciences, Inc.*	317,927
9,360	Celltrion Healthcare Co. Ltd. (South Korea)	467,546
11,589	Centessa Pharmaceuticals PLC ADR*	52,150
7,963	Cerner Corp.	755,291
27,075	Coherus Biosciences, Inc.*	198,730
5,293	CompuGroup Medical SE & Co. KgaA (Germany)	297,115
12,421	CRISPR Therapeutics AG (Switzerland)*	721,039
40,447	Cue Health, Inc.*	213,965
3,326	Dexcom, Inc.*	990,948
41,816	DocGo, Inc.*	315,711
23,490	Editas Medicine, Inc.*	267,551
11,400	Edwards Lifesciences Corp.*	1,149,690
7,555	Eli Lilly & Co.	2,368,039
33,336	Erasca, Inc.*	180,681
14,004	Exact Sciences Corp.*	697,539
24,166	Exelixis, Inc.*	442,963
8,324	Fulgent Genetics, Inc.*	453,741
7,262	Galapagos NV (Belgium)*	401,729
6,462	Globus Medical, Inc., Class A*	430,369
15,075	Guardant Health, Inc.*	617,773
7,298	Horizon Therapeutics PLC*	654,558
62,095	HUTCHMED China Ltd. (China)*	132,808
4,579	Illumina, Inc.*	1,096,579
1,760,007	Imugene Ltd. (Australia)*	246,196
3,847	Insulet Corp.*	821,258
10,958	Intellia Therapeutics, Inc.*	505,602
6,419	Intuitive Surgical, Inc.*	1,461,221
74,311	Invitae Corp.*	272,721
10,555	Ionis Pharmaceuticals, Inc.*	385,469
2,849	iRhythm Technologies, Inc.*	401,282
15,346	Johnson & Johnson	2,755,067
32,327	Koninklijke Philips NV (Netherlands)	830,781
15,637	Maravai LifeSciences Holdings, Inc., Class A*	487,093
5,246	Masimo Corp.*	736,696
19,466	Medtronic PLC	1,949,520
22,115	Merck & Co., Inc.	2,035,243
10,626	Moderna, Inc.*	1,544,277
11,201	MorphoSys AG (Germany)*	247,301
12,502	Myriad Genetics, Inc.*	240,538

GOLDMAN SACHS INNOVATE EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
13,091	NextGen Healthcare, Inc.*	$ 237,078
24,013	Novartis AG (Switzerland)	2,175,963
11,840	Novo Nordisk A/S ADR (Denmark)	1,307,136
5,054	NuVasive, Inc.*	290,150
26,509	Ono Pharmaceutical Co. Ltd. (Japan)	701,439
38,526	Pacific Biosciences of California, Inc.*	216,901
50,131	Pfizer, Inc.	2,658,948
17,596	PMV Pharmaceuticals, Inc.*	206,929
10,051	PROCEPT BioRobotics Corp.*	393,195
17,202	Pulmonx Corp.*	314,109
10,488	QIAGEN NV*	481,924
2,384	Regeneron Pharmaceuticals, Inc.*	1,584,740
17,807	Relay Therapeutics, Inc.*	289,898
30,584	ResMed, Inc. CDI	640,193
7,271	Roche Holding AG (Switzerland)	2,475,880
40,345	Sana Biotechnology, Inc.*(a)	206,970
57,052	Sangamo Therapeutics, Inc.*	208,240
15,790	Sanofi (France)	1,681,017
5,486	Sarepta Therapeutics, Inc.*	399,491
7,547	Seegene, Inc. (South Korea)	271,148
228,003	Senseonics Holdings, Inc.*(a)	264,483
108,808	Sharecare, Inc.*	303,574
9,513	SI-BONE, Inc.*	142,219
39,148	Smith & Nephew PLC (United Kingdom)	637,944
173,539	Sorrento Therapeutics, Inc.*(a)	284,604
5,955	Stryker Corp.	1,396,447
18,749	Takara Bio, Inc. (Japan)	265,834
7,398	Tandem Diabetes Care, Inc.*	504,322
12,561	Teladoc Health, Inc.*	428,204
22,159	Theravance Biopharma, Inc.*	194,556
3,782	Thermo Fisher Scientific, Inc.	2,146,550
1,544	UFP Technologies, Inc.*	118,039
5,525	Ultragenyx Pharmaceutical, Inc.*	259,123
2,918	United Therapeutics Corp.*	672,132
20,999	Veracyte, Inc.*	369,162
5,930	Vertex Pharmaceuticals, Inc.*	1,593,095
58,608	Well Health Technologies Corp. (Canada)*(a)	179,783

		72,918,214

Shares	Description	Value

Common Stocks – (continued)
Industrials – 6.3%
44,768	ABB Ltd. (Switzerland)	$ 1,372,160
6,102	AeroVironment, Inc.*	561,140
3,263	Alfen Beheer BV (Netherlands)*(b)	351,122
3,341	ASGN, Inc.*	318,163
8,696	Barnes Group, Inc.	313,317
15,943	Blink Charging Co.*(a)	253,972
4,811	Booz Allen Hamilton Holding Corp.	413,073
1,720	CACI International, Inc., Class A*	482,236
6,931	Daihen Corp. (Japan)	226,014
105,165	Desktop Metal, Inc., Class A*(a)	215,588
1,549	Energiekontor AG (Germany)	147,684
7,282	FANUC Corp. (Japan)	1,194,657
21,780	General Electric Co.	1,705,156
33,682	Heliogen, Inc.*	130,349
19,995	Kawasaki Heavy Industries Ltd. (Japan)	391,523
25,722	Kratos Defense & Security Solutions, Inc.*	370,911
3,984	Leidos Holdings, Inc.	416,328
6,483	LIG Nex1 Co. Ltd. (South Korea)	415,013
22,578	Lyft, Inc., Class A*	399,179
63,440	Mitsubishi Electric Corp. (Japan)	698,286
6,466	Moog, Inc., Class A	526,268
13,945	Nabtesco Corp. (Japan)	332,785
18,452	Nidec Corp. (Japan)	1,244,859
63,589	Nikola Corp.*(a)	448,938
33,735	Nordex SE (Germany)*	397,344
9,033	Parsons Corp.*	352,648
8,527	PNE AG (Germany)	120,393
7,797	Proto Labs, Inc.*	375,737
20,715	RADA Electronic Industries Ltd. (Israel)*	249,409
22,821	Sarcos Technology and Robotics Corp.*(a)	97,902
7,036	Shibaura Machine Co. Ltd. (Japan)	179,120
11,633	Siemens AG (Germany)	1,525,830
43,888	Siemens Energy AG (Germany)	843,215
18,181	Sunrun, Inc.*	474,888
9,538	Textron, Inc.	622,736
4,185	Thales SA (France)	509,290
37,083	TuSimple Holdings, Inc., Class A*	304,451
32,175	Uber Technologies, Inc.*	746,460
4,015	Verisk Analytics, Inc.	702,304
38,185	Virgin Galactic Holdings, Inc.*(a)	267,677
442,308	Xinjiang Goldwind Science & Technology Co. Ltd., Class H (China)(a)	725,007

GOLDMAN SACHS INNOVATE EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
126,598	Xinte Energy Co. Ltd., Class H (China)	$ 298,844
17,538	Yaskawa Electric Corp. (Japan)	611,434

		22,333,410

Information Technology – 33.3%
35,780	3D Systems Corp.*	386,782
19,146	ACI Worldwide, Inc.*	510,049
3,696	Adobe, Inc.*	1,539,310
15,517	Advanced Micro Devices, Inc.*	1,580,562
740	Adyen NV (Netherlands)*(b)	1,147,232
87,395	Aeva Technologies, Inc.*(a)	284,034
23,850	Affirm Holdings, Inc.*	679,725
35,358	Agora, Inc. ADR (China)*	215,330
2,112	Ahnlab, Inc. (South Korea)	191,705
5,337	Akamai Technologies, Inc.*	539,251
23,825	Alkami Technology, Inc.*	334,741
7,170	Altair Engineering, Inc., Class A*	394,063
4,915	Alteryx, Inc., Class A*	273,520
7,322	Ambarella, Inc.*	623,981
7,781	Amphenol Corp., Class A	551,362
44,378	Apple, Inc.	6,605,222
6,221	Arista Networks, Inc.*	636,284
2,463	Atlassian Corp. PLC, Class A*	436,739
14,554	Atos SE (France)*	381,355
4,609	Autodesk, Inc.*	957,520
65,166	Avast PLC(b)	398,900
35,701	AvidXchange Holdings, Inc.*	313,455
5,635	Belden, Inc.	324,463
21,463	Bentley Systems, Inc., Class B	737,898
23,859	BigBear.ai Holdings, Inc.*	127,169
18,553	BigCommerce Holdings, Inc.Series Series 1*	343,787
55,627	Bitfarms Ltd. (Canada)*(a)	111,707
78,136	BlackBerry Ltd. (Canada)*	472,723
23,615	Block, Inc.*	2,066,549
330,419	BrainChip Holdings Ltd. (Australia)*(a)	269,025
8,741	Bread Financial Holdings, Inc.	481,629
2,554	Broadcom, Inc.	1,481,652
18,111	C3.ai, Inc., Class A*(a)	342,660
44,937	Canaan, Inc. ADR (China)*(a)	168,064
8,919	Canadian Solar, Inc. (Canada)*	285,943
7,916	CEVA, Inc.*	285,530

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
7,044	Ciena Corp.*	$ 357,976
35,212	Cisco Systems, Inc.	1,586,301
10,694	Cognex Corp.	517,804
34,590	Converge Technology Solutions Corp. (Canada)*	206,197
14,259	Corning, Inc.	510,757
5,764	Crowdstrike Holdings, Inc., Class A*	922,182
3,406	CyberArk Software Ltd.*	473,093
25,287	Dassault Systemes SE (France)	1,061,471
11,414	Digi International, Inc.*	252,249
7,239	Digital Garage, Inc. (Japan)	217,488
24,464	Dlocal Ltd. (Uruguay)*	705,297
7,489	DocuSign, Inc.*	628,402
13,056	Edenred (France)*	642,248
68,038	Embark Technology, Inc.*	100,696
21,452	EngageSmart, Inc.*	450,492
5,499	Euronet Worldwide, Inc.*	666,259
2,324	ExlService Holdings, Inc.*	330,450
18,116	Extreme Networks, Inc.*	179,711
1,211	Fair Isaac Corp.*	495,965
5,097	FARO Technologies, Inc.*	164,225
14,903	Fidelity National Information Services, Inc.	1,557,364
7,186	First Solar, Inc.*	507,404
15,288	Fiserv, Inc.*	1,531,552
3,239	FleetCor Technologies, Inc.*	805,896
15,681	Flywire Corp.*	302,800
3,596	Fortinet, Inc.*	1,057,727
7,733	Global Payments, Inc.	1,013,332
48,564	Hewlett Packard Enterprise Co.	757,598
30,135	Hive Blockchain Technologies Ltd. (Canada)*	131,752
40,010	Hive Blockchain Technologies Ltd. (Canada)*	175,644
24,579	HP, Inc.	954,648
62,512	Hut 8 Mining Corp. (Canada)*	161,612
40,340	indie Semiconductor, Inc., Class A (China)*	310,215
33,072	Infineon Technologies AG (Germany)	1,025,298
33,652	Infinera Corp.*	192,826
10,245	Infocom Corp. (Japan)	171,381
74,774	Innoviz Technologies Ltd. (Israel)*(a)	364,897
86,052	Intel Corp.	3,822,430
5,770	InterDigital, Inc.	376,723
10,609	International Business Machines Corp.	1,472,954

GOLDMAN SACHS INNOVATE EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
2,764	IPG Photonics Corp.*	$ 291,574
3,137	Jack Henry & Associates, Inc.	590,132
14,888	Juniper Networks, Inc.	456,764
9,025	Kainos Group PLC (United Kingdom)	143,429
3,039	Keyence Corp. (Japan)	1,218,718
6,062	Keysight Technologies, Inc.*	882,627
129,266	Learning Technologies Group PLC (United Kingdom)	215,861
28,087	Marathon Digital Holdings, Inc.*(a)	287,330
16,269	Marvell Technology, Inc.	962,311
7,769	Mastercard, Inc., Class A	2,780,292
18,009	Materialise NV ADR (Belgium)*	263,472
6,108	MaxLinear, Inc.*	241,816
16,017	Micron Technology, Inc.	1,182,695
25,406	Microsoft Corp.	6,907,129
1,509	MicroStrategy, Inc., Class A*(a)	399,417
18,135	NCR Corp.*	629,103
6,778	Nemetschek SE (Germany)	482,562
11,102	NETGEAR, Inc.*	211,493
9,686	NetScout Systems, Inc.*	332,520
2,602	Nice Ltd. ADR (Israel)*	517,069
151,787	Nokia OYJ ADR (Finland)	760,453
3,395	Northern Data AG (Germany)*(a)	125,182
19,850	NortonLifeLock, Inc.	483,149
2,805	Novanta, Inc.*	344,903
6,535	Nuvei Corp. (Canada)*(b)	334,642
37,375	NVIDIA Corp.	6,978,660
3,480	NXP Semiconductors NV (China)	660,365
6,342	Okta, Inc.*	526,703
10,587	Open Text Corp. (Canada)	434,173
13,952	Oracle Corp.	1,003,428
3,895	OSI Systems, Inc.*	326,868
101,826	Ouster, Inc.*	224,017
34,285	Pagseguro Digital Ltd., Class A (Brazil)*	526,618
1,836	Palo Alto Networks, Inc.*	923,104
130,232	PAX Global Technology Ltd. (Hong Kong)	102,917
70,021	Payoneer Global, Inc.*	350,805
21,999	PayPal Holdings, Inc.*	1,874,535
149,379	Paysafe Ltd.*	407,805
13,418	Ping Identity Holding Corp.*	253,600
3,581	PTC, Inc.*	417,294

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
10,345	Q2 Holdings, Inc.*	$ 545,492
3,365	Qorvo, Inc.*	376,039
11,439	QUALCOMM, Inc.	1,638,294
27,470	Repay Holdings Corp.*	342,002
39,738	Riot Blockchain, Inc.*(a)	285,716
10,182	Kontron AG (Austria)(a)	174,301
30,047	Sabre Corp.*	225,653
8,452	Salesforce, Inc.*	1,354,349
9,181	SAP SE (Germany)	912,604
30,151	Seiko Epson Corp. (Japan)	505,544
7,325	Semtech Corp.*	469,459
17,564	SentinelOne, Inc., Class A*	417,848
10,627	Shift4 Payments, Inc., Class A*	485,123
5,053	Shopify, Inc., Class A (Canada)*	1,895,481
8,123	Sierra Wireless, Inc. (Canada)*	180,249
3,158	Silicon Laboratories, Inc.*	471,047
6,641	Skyworks Solutions, Inc.	723,006
6,474	Software AG (Germany)	220,264
7,156	Splunk, Inc.*	733,919
5,472	Sprout Social, Inc., Class A*	278,689
14,749	SS&C Technologies Holdings, Inc.	943,789
25,264	STMicroelectronics NV (Singapore)	1,007,595
20,201	Stratasys Ltd.*	402,808
20,715	SunPower Corp.*	366,034
2,732	Synaptics, Inc.*	404,664
22,717	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	2,164,930
10,554	TaskUS, Inc., Class A (Philippines)*	259,417
26,038	Telos Corp.*	250,746
35,460	TELUS International CDA, Inc. (Philippines)*	888,982
6,762	Tenable Holdings, Inc.*	340,129
13,415	Teradyne, Inc.	1,465,723
36,156	TomTom NV (Netherlands)*	299,012
489,102	Truly International Holdings Ltd. (Hong Kong)	140,268
4,723	TTEC Holdings, Inc.	318,519
110,956	Tuya, Inc. ADR (China)*	284,047
39,647	UiPath, Inc., Class A*	676,774
6,323	Viasat, Inc.*	249,695
13,420	Visa, Inc., Class A	2,847,321
6,603	VMware, Inc., Class A	845,844
2,784	WEX, Inc.*	474,060

GOLDMAN SACHS INNOVATE EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
31,574	Zeta Global Holdings Corp., Class A*(a)	$ 251,013
3,910	Zscaler, Inc.*	598,582

		117,413,803

Real Estate – 0.6%
5,430	Digital Realty Trust, Inc. REIT	757,974
1,171	Equinix, Inc. REIT	804,582
12,829	Zillow Group, Inc., Class A*	512,647

		2,075,203

Utilities – 1.3%
9,863	Atlantica Sustainable Infrastructure PLC (Spain)	322,027
17,656	Avangrid, Inc.	840,249
668,166	Beijing Jingneng Clean Energy Co. Ltd., Class H (China)	161,814
18,031	Brookfield Renewable Corp., Class A	652,362
18,157	Brookfield Renewable Partners LP (Canada)	645,834
10,605	Dominion Energy, Inc.	893,153
1,022,952	Huaneng Power International, Inc., Class H (China)	520,241
29,393	Innergex Renewable Energy, Inc. (Canada)	396,446

		4,432,126

TOTAL COMMON STOCKS (Cost $393,992,437)		$351,807,869

Closed-End-Fund – 0.1%
186,320	Greencoat UK Wind PLC/Funds
(Cost $334,412)		$ 352,229

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $394,326,849)		$352,160,098

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 3.1%(d)
Goldman Sachs Financial Square Government Fund – Institutional Shares
10,868,653	0.660%	$ 10,868,653
(Cost $10,868,653)

TOTAL INVESTMENTS – 103.1%
(Cost $405,195,502)		$363,028,751

LIABILITIES IN EXCESS OF OTHER ASSETS – (3.1)%		(10,707,245)

NET ASSETS – 100.0%		$352,321,506

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(d)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
LP	— Limited Partnership
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Schedule of Investments

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 99.6%
Communication Services – 7.5%
2,418	Alphabet, Inc., Class A*	$ 5,501,530
2,225	Alphabet, Inc., Class C*	5,074,736
67,633	AT&T, Inc.	1,439,907
1,138	Charter Communications, Inc., Class A*	576,886
2,784	Electronic Arts, Inc.	386,002
3,093	Fox Corp., Class A	109,832
1,473	Fox Corp., Class B	48,182
3,897	Interpublic Group of Cos., Inc. (The)	125,600
221	Liberty Broadband Corp., Class A*	26,964
1,332	Liberty Broadband Corp., Class C*	166,726
237	Liberty Media Corp.-Liberty Formula One, Class A*	13,514
1,970	Liberty Media Corp.-Liberty Formula One, Class C*	122,711
923	Liberty Media Corp.-Liberty SiriusXM, Class A*	38,129
1,589	Liberty Media Corp.-Liberty SiriusXM, Class C*	65,308
9,643	Lumen Technologies, Inc.	118,030
4,298	Netflix, Inc.*	848,597
82	Paramount Global, Class A	3,023
5,794	Paramount Global, Class B	198,908
4,571	Pinterest, Inc., Class A*	89,820
5,578	T-Mobile US, Inc.*	743,492
6,273	Twitter, Inc.*	248,411
39,783	Verizon Communications, Inc.	2,040,470
18,063	Walt Disney Co. (The)*	1,994,878

		19,981,656

Consumer Discretionary – 10.1%
617	Advance Auto Parts, Inc.	117,144
4,319	Amazon.com, Inc.*	10,383,697
2,683	Aptiv PLC*	285,042
2,303	Aramark	79,384
2,386	Best Buy Co., Inc.	195,795
406	Booking Holdings, Inc.*	910,885
2,379	BorgWarner, Inc.	95,921
714	Brunswick Corp.	53,714
2,025	Caesars Entertainment, Inc.*	101,594
1,621	CarMax, Inc.*	160,917
8,580	Carnival Corp.*	119,090
1,344	Chegg, Inc.*	26,154
281	Chipotle Mexican Grill, Inc.*	394,117

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
1,262	Darden Restaurants, Inc.	$ 157,750
271	Deckers Outdoor Corp.*	72,780
598	Dick’s Sporting Goods, Inc.(a)	48,575
6,221	eBay, Inc.	302,776
1,259	Etsy, Inc.*	102,130
1,441	Expedia Group, Inc.*	186,364
38,915	Ford Motor Co.	532,357
1,999	Gap, Inc. (The)	22,049
1,503	Garmin Ltd.	158,747
13,676	General Motors Co.*	528,988
393	Grand Canyon Education, Inc.*	35,044
1,519	Harley-Davidson, Inc.	53,438
1,271	Hasbro, Inc.	114,072
2,723	Hilton Worldwide Holdings, Inc.	383,562
10,387	Home Depot, Inc. (The)	3,144,664
1,374	Kohl’s Corp.	55,400
3,286	Las Vegas Sands Corp.*	116,522
595	Lear Corp.	83,871
6,706	Lowe’s Cos., Inc.	1,309,682
1,132	Lululemon Athletica, Inc.*	331,325
412	Marriott Vacations Worldwide Corp.	60,861
3,463	Mattel, Inc.*	86,991
3,753	MGM Resorts International	131,242
12,324	NIKE, Inc., Class B	1,464,707
1,097	Nordstrom, Inc.	28,994
3,667	Norwegian Cruise Line Holdings Ltd.*(a)	58,709
549	Petco Health & Wellness Co., Inc.*	8,762
2,463	PulteGroup, Inc.	111,475
693	PVH Corp.	49,113
3,606	Qurate Retail, Inc.Series A	13,018
454	Ralph Lauren Corp.	45,895
3,480	Ross Stores, Inc.	295,870
2,178	Royal Caribbean Cruises Ltd.*	126,476
1,595	Service Corp. International	111,698
11,442	Starbucks Corp.	898,197
2,628	Tapestry, Inc.	90,666
4,760	Target Corp.	770,549
1,877	Tempur Sealy International, Inc.	49,496
529	Thor Industries, Inc.	40,188
11,867	TJX Cos., Inc. (The)	754,385
1,127	Tractor Supply Co.	211,155
844	Travel + Leisure Co.	43,137
1,870	Under Armour, Inc., Class A*	19,785

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
2,029	Under Armour, Inc., Class C*	$ 19,681
3,219	VF Corp.	162,431
569	Whirlpool Corp.	104,833
721	Williams-Sonoma, Inc.	92,230
914	Wyndham Hotels & Resorts, Inc.	73,239
1,051	Wynn Resorts Ltd.*	69,471
2,877	Yum! Brands, Inc.	349,469

		27,006,273

Consumer Staples – 6.2%
6,080	Archer-Daniels-Midland Co.	552,186
1,498	Bunge Ltd.	177,243
2,130	Campbell Soup Co.	102,048
1,339	Clorox Co. (The)	194,637
9,118	Colgate-Palmolive Co.	718,589
5,112	Conagra Brands, Inc.	168,134
4,396	Costco Wholesale Corp.	2,049,503
6,588	General Mills, Inc.	460,172
960	Hain Celestial Group, Inc. (The)*	25,296
1,598	Hershey Co. (The)	338,313
3,087	Hormel Foods Corp.	150,244
731	Ingredion, Inc.	69,218
2,747	Kellogg Co.	191,576
7,628	Keurig Dr Pepper, Inc.	264,997
3,680	Kimberly-Clark Corp.	489,514
7,980	Kroger Co. (The)	422,701
2,723	McCormick & Co., Inc.	252,476
1,949	Molson Coors Beverage Co., Class B	108,832
15,055	Mondelez International, Inc., Class A	956,896
15,094	PepsiCo, Inc.	2,532,018
26,293	Procter & Gamble Co. (The)	3,888,209
5,583	Sysco Corp.	469,977
2,409	US Foods Holding Corp.*	79,786
14,071	Walmart, Inc.	1,809,953

		16,472,518

Energy – 4.9%
6,923	Baker Hughes Co.	249,090
2,200	Cheniere Energy, Inc.	300,894
18,196	Chevron Corp.	3,178,113
12,410	ConocoPhillips	1,394,388
6,334	Devon Energy Corp.	474,417
2,859	EQT Corp.	136,431

Shares	Description	Value

Common Stocks – (continued)
Energy – (continued)
39,827	Exxon Mobil Corp.	$ 3,823,392
2,604	Hess Corp.	320,474
18,290	Kinder Morgan, Inc.	360,130
5,779	Marathon Petroleum Corp.	588,244
7,941	Occidental Petroleum Corp.	550,391
4,168	ONEOK, Inc.	274,463
4,389	Phillips 66	442,455
3,836	Valero Energy Corp.	497,146
11,423	Williams Cos., Inc. (The)	423,336

		13,013,364

Financials – 11.0%
392	Affiliated Managers Group, Inc.	52,379
6,259	Aflac, Inc.	379,108
130	Alleghany Corp.*	108,391
2,718	Allstate Corp. (The)	371,523
3,278	Ally Financial, Inc.	144,363
5,726	American Express Co.	966,663
1,086	Ameriprise Financial, Inc.	300,029
2,124	Aon PLC, Class A	585,523
3,609	Arch Capital Group Ltd.*	171,283
551	Assurant, Inc.	97,356
656	Assured Guaranty Ltd.	38,606
751	Axis Capital Holdings Ltd.	43,986
69,101	Bank of America Corp.	2,570,557
7,157	Bank of New York Mellon Corp. (The)	333,588
1,151	Bank OZK	47,732
1,391	BlackRock, Inc.	930,690
751	Brighthouse Financial, Inc.*	36,889
3,817	Capital One Financial Corp.	488,042
1,034	Cboe Global Markets, Inc.	116,129
14,617	Charles Schwab Corp. (The)	1,024,652
19,282	Citigroup, Inc.	1,029,852
4,126	Citizens Financial Group, Inc.	170,734
1,272	Comerica, Inc.	105,843
1,072	Commerce Bancshares, Inc.	74,161
2,793	Discover Financial Services	316,978
3,402	Equitable Holdings, Inc.	103,455
368	FactSet Research Systems, Inc.	140,495
6,619	Fifth Third Bancorp	260,987
1,035	First American Financial Corp.	62,711
1,731	First Republic Bank	268,357
3,187	Goldman Sachs Group, Inc. (The)(b)	1,041,671

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
347	Hanover Insurance Group, Inc. (The)	$ 50,870
3,247	Hartford Financial Services Group, Inc. (The)	235,440
13,941	Huntington Bancshares, Inc.	193,501
5,403	Intercontinental Exchange, Inc.	553,213
3,238	Invesco Ltd.	62,623
1,640	Janus Henderson Group PLC	46,100
2,082	Jefferies Financial Group, Inc.	68,748
28,536	JPMorgan Chase & Co.	3,773,315
9,010	KeyCorp	179,840
969	Lazard Ltd., Class A(a)	34,167
1,747	Lincoln National Corp.	101,204
771	LPL Financial Holdings, Inc.	151,263
4,935	Marsh & McLennan Cos., Inc.	789,353
6,790	MetLife, Inc.	457,578
3,095	MGIC Investment Corp.	43,113
1,578	Moody’s Corp.	475,877
12,849	Morgan Stanley	1,106,813
226	Morningstar, Inc.	58,089
767	MSCI, Inc.	339,282
1,128	Nasdaq, Inc.	175,133
1,124	PacWest Bancorp	35,496
4,124	PNC Financial Services Group, Inc. (The)	723,391
2,506	Principal Financial Group, Inc.	182,763
5,674	Progressive Corp. (The)	677,362
3,672	Prudential Financial, Inc.	390,150
9,335	Regions Financial Corp.	206,210
653	Reinsurance Group of America, Inc.	82,180
3,370	S&P Global, Inc.	1,177,748
549	SVB Financial Group*	268,225
4,829	Synchrony Financial	178,866
2,209	T. Rowe Price Group, Inc.	280,742
2,341	Travelers Cos., Inc. (The)	419,133
12,884	Truist Financial Corp.	640,850
2,097	Umpqua Holdings Corp.	37,012
1,978	Unum Group	72,098
13,042	US Bancorp	692,139
1,071	Voya Financial, Inc.	73,481
1,734	Webster Financial Corp.	85,122
37,791	Wells Fargo & Co.	1,729,694
1,206	Willis Towers Watson PLC	254,550

		29,485,467

Shares	Description	Value

Common Stocks – (continued)
Health Care – 14.4%
661	10X Genomics, Inc., Class A*	$ 33,837
13,571	Abbott Laboratories	1,594,050
13,802	AbbVie, Inc.	2,034,001
2,342	Agilent Technologies, Inc.	298,746
613	Align Technology, Inc.*	170,193
935	Alnylam Pharmaceuticals, Inc.*	117,623
1,621	AmerisourceBergen Corp.	250,915
4,360	Amgen, Inc.	1,119,386
1,916	Anthem, Inc.	976,413
3,927	Baxter International, Inc.	298,648
2,228	Becton Dickinson and Co.	569,922
1,140	Biogen, Inc.*	228,000
1,424	BioMarin Pharmaceutical, Inc.*	106,985
11,080	Boston Scientific Corp.*	454,391
17,037	Bristol-Myers Squibb Co.	1,285,442
2,165	Cardinal Health, Inc.	121,933
1,326	Catalent, Inc.*	136,658
4,518	Centene Corp.*	367,946
2,284	Cerner Corp.	216,637
2,010	Change Healthcare, Inc.*	48,421
2,542	Cigna Corp.	681,993
14,383	CVS Health Corp.	1,391,555
4,952	Danaher Corp.	1,306,437
1,694	DENTSPLY SIRONA, Inc.	67,015
4,828	Edwards Lifesciences Corp.*	486,904
6,625	Eli Lilly & Co.	2,076,540
448	Embecta Corp.*	11,101
2,413	Exelixis, Inc.*	44,230
9,807	Gilead Sciences, Inc.	635,984
1,914	HCA Healthcare, Inc.	402,706
1,083	Henry Schein, Inc.*	92,748
1,933	Hologic, Inc.*	145,497
1,702	Horizon Therapeutics PLC*	152,652
1,009	Humana, Inc.	458,318
662	IDEXX Laboratories, Inc.*	259,252
1,138	Illumina, Inc.*	272,528
2,767	Intuitive Surgical, Inc.*	629,880
1,488	IQVIA Holdings, Inc.*	320,292
20,587	Johnson & Johnson	3,695,984
727	Laboratory Corp. of America Holdings	179,365
10,490	Medtronic PLC	1,050,573
19,792	Merck & Co., Inc.	1,821,458
210	Mettler-Toledo International, Inc.*	270,085

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
2,645	Moderna, Inc.*	$ 384,398
43,617	Pfizer, Inc.	2,313,446
950	Quest Diagnostics, Inc.	133,969
796	Regeneron Pharmaceuticals, Inc.*	529,133
1,122	ResMed, Inc.	228,282
400	Sage Therapeutics, Inc.*	12,508
1,054	Seagen, Inc.*	143,007
2,723	Stryker Corp.	638,543
1,182	Teladoc Health, Inc.*	40,294
3,070	Thermo Fisher Scientific, Inc.	1,742,440
7,352	UnitedHealth Group, Inc.	3,652,327
1,082	Veeva Systems, Inc., Class A*	184,221
1,988	Vertex Pharmaceuticals, Inc.*	534,076
561	Waters Corp.*	183,980
573	West Pharmaceutical Services, Inc.	177,848
1,629	Zimmer Biomet Holdings, Inc.	195,822
163	Zimvie, Inc.*	3,549
3,712	Zoetis, Inc.	634,492

		38,615,579

Industrials – 7.9%
5,293	3M Co.	790,192
1,242	AECOM	86,754
1,227	Alaska Air Group, Inc.*	59,215
6,343	American Airlines Group, Inc.*	113,349
4,978	Boeing Co. (The)*	654,109
1,220	Booz Allen Hamilton Holding Corp.	104,749
7,948	Carrier Global Corp.	312,436
5,029	Caterpillar, Inc.	1,085,510
1,200	C.H. Robinson Worldwide, Inc.	130,212
639	Clean Harbors, Inc.*	59,683
20,539	CSX Corp.	652,935
1,330	Cummins, Inc.	278,130
2,590	Deere & Co.	926,650
6,351	Delta Air Lines, Inc.*	264,773
1,330	Dover Corp.	178,100
3,702	Eaton Corp. PLC	513,097
5,544	Emerson Electric Co.	491,531
2,280	FedEx Corp.	512,042
1,256	Fortune Brands Home & Security, Inc.	87,104
313	FTI Consulting, Inc.*	52,584
2,312	General Dynamics Corp.	519,992
10,146	General Electric Co.	794,330

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
6,375	Honeywell International, Inc.	$ 1,234,327
365	Huntington Ingalls Industries, Inc.	76,818
705	IDEX Corp.	135,043
2,922	Illinois Tool Works, Inc.	607,981
3,650	Ingersoll Rand, Inc.	172,097
1,201	Jacobs Engineering Group, Inc.	168,248
6,552	Johnson Controls International PLC	357,150
1,817	L3Harris Technologies, Inc.	437,715
1,133	Leidos Holdings, Inc.	118,398
308	Lennox International, Inc.	64,341
533	Lincoln Electric Holdings, Inc.	72,392
2,253	Lockheed Martin Corp.	991,568
2,923	Lyft, Inc., Class A*	51,679
1,869	MDU Resources Group, Inc.	51,173
3,553	Nielsen Holdings PLC	90,815
1,362	Northrop Grumman Corp.	637,375
1,547	nVent Electric PLC	54,764
613	Oshkosh Corp.	56,954
3,951	Otis Worldwide Corp.	293,954
929	Owens Corning	88,794
1,312	Quanta Services, Inc.	156,128
13,910	Raytheon Technologies Corp.	1,323,119
2,645	Republic Services, Inc.	354,007
1,078	Rockwell Automation, Inc.	229,830
482	Schneider National, Inc., Class B	11,635
5,874	Southwest Airlines Co.*	269,382
1,497	Stanley Black & Decker, Inc.	177,679
2,044	Textron, Inc.	133,453
616	Timken Co. (The)	37,619
2,164	Trane Technologies PLC	298,762
1,778	TransUnion	154,348
16,050	Uber Technologies, Inc.*	372,360
3,214	United Airlines Holdings, Inc.*	153,083
6,724	United Parcel Service, Inc., Class B	1,225,449
673	United Rentals, Inc.*	200,675
1,473	Verisk Analytics, Inc.	257,657
5,311	Waste Management, Inc.	841,847
1,663	Westinghouse Air Brake Technologies Corp.	157,087
425	W.W. Grainger, Inc.	207,005
1,661	Xylem, Inc.	139,939

		21,130,127

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Information Technology – 28.6%
5,911	Accenture PLC, Class A	$ 1,764,197
3,791	Adobe, Inc.*	1,578,876
13,147	Advanced Micro Devices, Inc.*	1,339,153
1,291	Akamai Technologies, Inc.*	130,443
4,217	Analog Devices, Inc.	710,143
701	ANSYS, Inc.*	182,512
124,201	Apple, Inc.	18,486,077
7,130	Applied Materials, Inc.	836,278
1,772	Autodesk, Inc.*	368,133
3,903	Automatic Data Processing, Inc.	870,135
4,459	Block, Inc.*	390,207
464	Bread Financial Holdings, Inc.	25,566
3,248	Broadcom, Inc.	1,884,262
1,121	Broadridge Financial Solutions, Inc.	163,913
2,208	Cadence Design Systems, Inc.*	339,436
1,089	CDW Corp.	184,978
1,458	Ciena Corp.*	74,096
40,011	Cisco Systems, Inc.	1,802,496
998	Citrix Systems, Inc.	100,489
4,234	Cognizant Technology Solutions Corp., Class A	316,280
6,118	Corning, Inc.	219,147
2,179	Dell Technologies, Inc., Class C	108,819
1,553	DocuSign, Inc.*	130,312
517	Dolby Laboratories, Inc., Class A	40,130
2,386	Dropbox, Inc., Class A*	49,724
1,959	DXC Technology Co.*	68,996
600	Elastic NV*	36,990
486	F5, Inc.*	79,237
5,651	Fidelity National Information Services, Inc.	590,529
1,077	Fortinet, Inc.*	316,789
645	Gartner, Inc.*	169,248
1,352	GoDaddy, Inc., Class A*	101,468
10,452	Hewlett Packard Enterprise Co.	163,051
8,709	HP, Inc.	338,258
362	HubSpot, Inc.*	122,244
32,525	Intel Corp.	1,444,760
7,192	International Business Machines Corp.	998,537
2,126	Intuit, Inc.	881,142
1,122	Jabil, Inc.	69,025
3,022	Juniper Networks, Inc.	92,715
1,689	Keysight Technologies, Inc.*	245,918
1,221	KLA Corp.	445,482

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
1,130	Lam Research Corp.	$ 587,634
6,783	Marvell Technology, Inc.	401,214
8,020	Mastercard, Inc., Class A	2,870,117
9,015	Micron Technology, Inc.	665,668
60,641	Microsoft Corp.	16,486,469
514	MKS Instruments, Inc.	63,479
511	MongoDB, Inc.*	121,184
1,574	Motorola Solutions, Inc.	345,871
1,066	National Instruments Corp.	37,651
1,789	NetApp, Inc.	128,719
421	New Relic, Inc.*	19,728
4,414	NortonLifeLock, Inc.	107,437
1,722	Nutanix, Inc., Class A*	27,896
19,248	NVIDIA Corp.	3,593,987
2,132	NXP Semiconductors NV (China)	404,568
1,015	Okta, Inc.*	84,296
3,404	ON Semiconductor Corp.*	206,555
12,973	Oracle Corp.	933,018
776	Palo Alto Networks, Inc.*	390,157
10,917	PayPal Holdings, Inc.*	930,238
9,076	QUALCOMM, Inc.	1,299,865
659	RingCentral, Inc., Class A*	41,609
7,574	Salesforce, Inc.*	1,213,658
1,607	ServiceNow, Inc.*	751,224
1,275	Splunk, Inc.*	130,764
1,221	Synopsys, Inc.*	389,743
867	Teradata Corp.*	33,319
7,432	Texas Instruments, Inc.	1,313,680
1,337	Twilio, Inc., Class A*	140,612
348	Universal Display Corp.	43,956
780	VeriSign, Inc.*	136,149
15,418	Visa, Inc., Class A	3,271,237
1,791	VMware, Inc., Class A	229,427
2,509	Western Digital Corp.*	152,271
3,645	Western Union Co. (The)	66,120
1,545	Workday, Inc., Class A*	241,483
496	Zebra Technologies Corp., Class A*	167,742
967	Zendesk, Inc.*	88,432
1,751	Zoom Video Communications, Inc., Class A*	188,145

		76,565,513

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Materials – 2.7%
2,136	Air Products and Chemicals, Inc.	$ 525,798
1,121	Albemarle Corp.	291,931
1,777	Alcoa Corp.	109,676
608	AptarGroup, Inc.	65,111
796	Avery Dennison Corp.	137,358
2,943	Ball Corp.	208,629
1,254	Berry Global Group, Inc.*	73,146
1,052	Celanese Corp.	164,659
2,061	CF Industries Holdings, Inc.	203,565
1,537	Chemours Co. (The)	66,229
7,968	Corteva, Inc.	498,956
7,107	Dow, Inc.	483,134
4,767	DuPont de Nemours, Inc.	323,441
1,291	Eastman Chemical Co.	142,216
2,412	Ecolab, Inc.	395,351
1,224	FMC Corp.	150,038
14,124	Freeport-McMoRan, Inc.	551,966
2,622	Graphic Packaging Holding Co.	58,366
3,735	International Paper Co.	180,961
2,507	LyondellBasell Industries NV, Class A	286,425
576	Martin Marietta Materials, Inc.	195,483
7,741	Newmont Corp.	525,227
2,631	Nucor Corp.	348,502
871	Packaging Corp. of America	136,991
395	Scotts Miracle-Gro Co. (The)	37,375
1,376	Sealed Air Corp.	85,559
2,232	Sherwin-Williams Co. (The)	598,265
910	Sonoco Products Co.	53,208
1,228	Vulcan Materials Co.	202,460
2,412	Westrock Co.	116,958

		7,216,984

Real Estate – 3.4%
6,013	American Tower Corp. REIT	1,540,110
3,551	Americold Realty Trust, Inc.	98,327
1,855	AvalonBay Communities, Inc. REIT	385,766
2,081	Boston Properties, Inc. REIT	231,366
1,314	Camden Property Trust REIT	188,546
4,448	CBRE Group, Inc., Class A*	368,472
5,742	Crown Castle International Corp. REIT	1,088,970
3,739	Digital Realty Trust, Inc. REIT	521,927
2,212	Douglas Emmett, Inc. REIT	62,533
1,193	Equinix, Inc. REIT	819,698
4,906	Equity Residential REIT	376,928

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
864	Essex Property Trust, Inc. REIT	$ 245,246
552	Howard Hughes Corp. (The)*	46,440
674	Jones Lang LaSalle, Inc.*	132,994
7,734	Kimco Realty Corp. REIT	182,909
9,820	Prologis, Inc. REIT	1,251,854
1,442	SBA Communications Corp. REIT	485,392
4,212	UDR, Inc. REIT	201,334
5,303	Ventas, Inc. REIT	300,892
9,975	Weyerhaeuser Co. REIT	394,212
789	Zillow Group, Inc., Class A*	31,528
2,215	Zillow Group, Inc., Class C*	88,378

		9,043,822

Utilities – 2.9%
8,308	AES Corp. (The)	183,108
3,145	Alliant Energy Corp.	200,714
3,203	Ameren Corp.	304,894
6,300	American Electric Power Co., Inc.	642,789
718	Avangrid, Inc.	34,170
4,456	Consolidated Edison, Inc.	442,302
4,097	Constellation Energy Corp.	254,342
10,141	Dominion Energy, Inc.	854,075
2,447	DTE Energy Co.	324,741
9,690	Duke Energy Corp.	1,090,319
4,691	Edison International	327,948
2,521	Entergy Corp.	303,327
4,319	Eversource Energy	398,730
12,286	Exelon Corp.	603,857
635	IDACORP, Inc.	69,228
3,060	NRG Energy, Inc.	140,882
9,458	PPL Corp.	285,442
6,345	Public Service Enterprise Group, Inc.	434,886
4,023	Sempra Energy	659,209
6,021	Vistra Corp.	158,774

		7,713,737

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $226,004,972)		$266,245,040

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.1%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
143,224	0.660%	$ 143,224
(Cost $143,224)

TOTAL INVESTMENTS – 99.7% (Cost $226,148,196)		$266,388,264

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%		1,029,180

NET ASSETS – 100.0%		$267,417,444

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Money Market Funds — Investments in the Funds (“Underlying Money Market Fund”) are valued at the NAV per share on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Fund’s investments classified in the fair value hierarchy as of May 31, 2022:

BLOOMBERG CLEAN ENERGY EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$11,642	$—	$—
Asia	2,246,785	70,850	—
Europe	2,095,727	—	—
North America	3,252,207	—	—
Oceania	19,104	—	—
South America	17,631	—	—
Securities Lending Reinvestment Vehicle	136,847	—	—

Total	$7,779,943	$70,850	$—

INNOVATE EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$50,589,064	$—	$—	(b)
Europe	38,507,439	—	—
North America	258,915,355	640,193	—
Oceania	680,954	—	—
South America	2,474,864	—	—
Closed-End-Fund	352,229	—	—
Securities Lending Reinvestment Vehicle	10,868,653	—	—

Total	$362,388,558	$640,193	$—

JUST U.S. LARGE CAP EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$404,568	$—	$—
North America	265,840,472	—	—
Securities Lending Reinvestment Vehicle	143,224	—	—

Total	$266,388,264	$—	$—

EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
North America	$700,767,803	$—	$—
Securities Lending Reinvestment Vehicle	1,739,557	—	—

Total	$702,507,360	$—	$—

HEDGE INDUSTRY VIP ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$3,166,673	$—	$—
North America	145,657,367	—	—

Total	$148,824,040	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table. The Fund utilizes fair value model prices provided by an independent third-party fair value service for certain international equity securities resulting in a Level 2 classification.

(b)	Amount represents valuations of Russian investments for which GSAM has determined include significant unobservable inputs as of May 31, 2022. To the extent that the same positions were held as of the Fund’s prior fiscal year end, August 31, 2021, they were classified as either Level 1 or Level 2.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

D. Securities Lending — The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements, and the value of the collateral was at least equal to the value of the cash received.

Both the Funds and BNYM received compensation relating to the lending of the Funds’ securities.

The Funds’ risks include, but are not limited to, the following:

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or problems with registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Foreign Custody Risk — A Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

GOLDMAN SACHS EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Index Risk — GSAM, JUST Capital Foundation, Inc. and Solactive AG (the “Index Providers”) construct the respective Fund’s Index in accordance with a rules-based methodology. A Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track the Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. The Index Providers rely on third party data they believe to be reliable in constructing each respective Index, but they do not guarantee the accuracy or availability of such third party data. Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Providers for a period of time or at all, which may have an adverse impact on the applicable Fund and its shareholders. In addition, neither a Fund, the Investment Adviser, the Calculation Agent nor the Index Providers can guarantee the availability or timeliness of the production of the Index. Furthermore, Solactive AG, the index provider for the Goldman Sachs Equal Weight U.S. Large Cap Equity ETF and Goldman Sachs Innovate Equity ETF, and JUST Capital Foundation, Inc., the index provider for the Goldman Sachs JUST U.S. Large Cap Equity ETF, may delay or change a scheduled rebalancing or reconstitution of an Index or the implementation of certain rules at its sole discretion. In such circumstances, a Fund, in replicating the composition of its Index, may have more or less exposure to a particular sector or individual company than had the Index been constructed in accordance with its stated methodology.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including, but not limited to, the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.

Sector Risk — To the extent a Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

Tracking Error Risk — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.